UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-1512
                                                      --------

                         Oppenheimer Capital Income Fund
                         -------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                      Date of reporting period: 02/29/2008
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.

   FEBRUARY 29, 2008

--------------------------------------------------------------------------------

     Oppenheimer                                             Management
     Capital Income                                         Commentaries
     Fund                                                        and
                                                          Semiannual Report

--------------------------------------------------------------------------------

     MANAGEMENT COMMENTARIES

        An Interview with Your Fund's Manager

        Listing of Top Holdings

     SEMIANNUAL REPORT

        Listing of Investments

        Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                                8.3%
--------------------------------------------------------------------------------
Tobacco                                                                    6.6
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                     3.5
--------------------------------------------------------------------------------
Insurance                                                                  3.5
--------------------------------------------------------------------------------
Pharmaceuticals                                                            2.2
--------------------------------------------------------------------------------
Specialty Retail                                                           1.9
--------------------------------------------------------------------------------
Diversified Financial Services                                             1.9
--------------------------------------------------------------------------------
Industrial Conglomerates                                                   1.8
--------------------------------------------------------------------------------
Aerospace & Defense                                                        1.5
--------------------------------------------------------------------------------
Electric Utilities                                                         1.0

Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2008,and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Altria Group, Inc.                                                         3.7%
--------------------------------------------------------------------------------
Kinder Morgan Management LLC                                               3.5
--------------------------------------------------------------------------------
Loews Corp./Carolina Group                                                 2.9
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                                      1.9
--------------------------------------------------------------------------------
CSK Auto Corp.                                                             1.5
--------------------------------------------------------------------------------
General Electric Co.                                                       1.5
--------------------------------------------------------------------------------
BP plc, ADR                                                                1.4
--------------------------------------------------------------------------------
ConocoPhillips                                                             1.3
--------------------------------------------------------------------------------
AT&T, Inc.                                                                 1.2
--------------------------------------------------------------------------------
Raytheon Co.                                                               1.1

Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2008, and are based on net assets.

For up-to-date Top 10 Fund holdings,please visit www.oppenheimerfunds.com.

                      10 | OPPENHEIMER CAPITAL INCOME FUND

PORTFOLIO ALLOCATION

[PIE CHART]

Bonds and Notes                                        48.6%
Stocks                                                 41.3
Convertible Corporate Bonds and Notes                   6.2
Structured Securities                                   3.4
Investment Company                                      0.5

Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2008, and are based on the total market value of investments.

                      11 | OPPENHEIMER CAPITAL INCOME FUND

NOTES
--------------------------------------------------------------------------------

     Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT
     1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

     The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

     CLASS A shares of the Fund were first publicly offered on 12/1/70. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

     CLASS B shares of the Fund were first publicly offered on 8/17/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion and the ending account value does not reflect the deduction of any sales charges. Class B shares are subject to an annual 0.75% asset-based sales charge.

     CLASS C shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

     CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

     An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                      12 | OPPENHEIMER CAPITAL INCOME FUND

FUND EXPENSES.
--------------------------------------------------------------------------------

     FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
     (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 29, 2008.

     ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in

                      13 | OPPENHEIMER CAPITAL INCOME FUND

FUND EXPENSES Continued
--------------------------------------------------------------------------------

     the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                       BEGINNING          ENDING            EXPENSES
                       ACCOUNT            ACCOUNT           PAID DURING
                       VALUE              VALUE             6 MONTHS ENDED
ACTUAL                 SEPTEMBER 1, 2007  FEBRUARY 29, 2008 FEBRUARY 29, 2008
-----------------------------------------------------------------------------
Class A                    $1,000.00         $ 924.40             $4.17
-----------------------------------------------------------------------------
Class B                     1,000.00           920.40              8.30
-----------------------------------------------------------------------------
Class C                     1,000.00           921.10              8.25
-----------------------------------------------------------------------------
Class N                     1,000.00           922.50              6.14

HYPOTHETICAL
(5% return before expenses)
-----------------------------------------------------------------------------
Class A                     1,000.00         1,020.54              4.38
-----------------------------------------------------------------------------
Class B                     1,000.00         1,016.26              8.71
-----------------------------------------------------------------------------
Class C                     1,000.00         1,016.31              8.66
-----------------------------------------------------------------------------
Class N                     1,000.00         1,018.50              6.44

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended February 29, 2008 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A              0.87%
-----------------------------
Class B              1.73
-----------------------------
Class C              1.72
-----------------------------
Class N              1.28

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                      14 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS February 29, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                         SHARES            VALUE
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
COMMON STOCKS--39.4%
----------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--2.4%
----------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.1%
Carnival Corp.                                           28,750     $  1,131,313
----------------------------------------------------------------------------------
MEDIA--0.4%
Cinemark  Holdings, Inc.                                670,600        9,683,464
----------------------------------------------------------------------------------
Comcast Corp., Cl.A Special, Non-Vtg. 1                   8,700          168,345
----------------------------------------------------------------------------------
Time Warner, Inc.                                       125,000        1,951,250
                                                                    --------------
                                                                      11,803,059

----------------------------------------------------------------------------------
SPECIALTY RETAIL--1.9%
CSK Auto Corp. 1,2                                    4,497,250       40,790,058
----------------------------------------------------------------------------------
OfficeMax,Inc                                           512,500       10,900,875
                                                                    --------------
                                                                      51,690,933

----------------------------------------------------------------------------------
CONSUMER STAPLES--7.7%
----------------------------------------------------------------------------------
BEVERAGES--0.1%
Coca-Cola Co.(The)                                       50,000        2,923,000
----------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.1%
SUPERVALU, Inc.                                          96,000        2,520,000
----------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
B&G Foods, Inc.                                       1,022,500       18,159,600
----------------------------------------------------------------------------------
B&G Foods, Inc., Cl. A                                   68,100          676,914
----------------------------------------------------------------------------------
ConAgra Foods, Inc.                                     222,500        4,917,250
                                                                    --------------
                                                                      23,753,764

----------------------------------------------------------------------------------
TOBACCO--6.6%
Altria Group, Inc                                     1,400,000      102,396,000
----------------------------------------------------------------------------------
Loews Corp./Carolina Group                            1,075,000       80,936,750
                                                                    --------------
                                                                     183,332,750

----------------------------------------------------------------------------------
ENERGY--8.9%
----------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.6%
Diamond Offshore Drilling, Inc. 3                        30,000        3,624,900
----------------------------------------------------------------------------------
Halliburton Co.                                          57,500        2,202,250
----------------------------------------------------------------------------------
Transocean,Inc. 3                                        75,750       10,643,633
                                                                    --------------
                                                                      16,470,783

----------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--8.3%
BP plc, ADR                                             575,000       37,300,250
----------------------------------------------------------------------------------
Capital Product Partners LP                             210,000        4,242,000
----------------------------------------------------------------------------------
Chevron Corp.                                           320,000       27,731,200
----------------------------------------------------------------------------------
ConocoPhillips                                          422,500       34,944,975

                      15 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                          SHARES           VALUE
----------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS Continued
Enbridge Energy Management LLC 1                               1    $          3
----------------------------------------------------------------------------------
Kinder Morgan Management LLC 1                         1,775,001      96,755,280
----------------------------------------------------------------------------------
Marathon Oil Corp.                                       415,000      22,061,400
----------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR 3                             40,000       4,693,600
----------------------------------------------------------------------------------
Tortoise Energy Capital Corp.                             60,300       1,543,077
                                                                    --------------
                                                                     229,271,785

----------------------------------------------------------------------------------
FINANCIALS--7.7%
----------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
UBS AG 3                                                 725,000      23,446,500
----------------------------------------------------------------------------------
COMMERCIAL BANKS--0.4%
Wachovia Corp. 3                                         325,000       9,951,500
----------------------------------------------------------------------------------
CONSUMER FINANCE--0.2%
American Express Co. 3                                   137,500       5,816,250
----------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.9%
Bank of America Corp. 3                                  587,500      23,347,250
----------------------------------------------------------------------------------
Citigroup, Inc. 3                                      1,050,000      24,895,500
----------------------------------------------------------------------------------
KKR Financial Holdings LLC                               215,000       3,093,850
                                                                    --------------
                                                                      51,336,600

----------------------------------------------------------------------------------
INSURANCE--3.5%
ACE Ltd.                                                 500,000      28,120,000
----------------------------------------------------------------------------------
Everest Re Group Ltd.                                    535,000      51,830,800
----------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A 3             350,000       6,163,500
----------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)            137,500       9,611,250
                                                                    --------------
                                                                      95,725,550

----------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.9%
Anthracite Capital, Inc.                               1,000,000       6,390,000
----------------------------------------------------------------------------------
Care Investment Trust, Inc.                              423,800       4,526,184
----------------------------------------------------------------------------------
Crystal River Capital, Inc.                              584,750       6,245,130
----------------------------------------------------------------------------------
iStar Financial, Inc.                                    450,000       8,869,500
                                                                    --------------
                                                                      26,030,814

----------------------------------------------------------------------------------
HEALTH CARE--2.2%
----------------------------------------------------------------------------------
PHARMACEUTICALS--2.2%
Abbott Laboratories                                      150,000       8,032,500
----------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                  62,500       1,413,125
----------------------------------------------------------------------------------
Johnson & Johnson                                        200,000      12,392,000
----------------------------------------------------------------------------------
Novartis AG, ADR                                         190,000       9,338,500

                      16 | OPPENHEIMER CAPITAL INCOME FUND

                                                            SHARES         VALUE
---------------------------------------------------------------------------------
PHARMACEUTICALS Continued
Pfizer, Inc.                                             1,275,000   $28,407,000
---------------------------------------------------------------------------------
Schering-Plough Corp. 3                                    100,000     2,170,000
                                                                     ------------
                                                                      61,753,125

---------------------------------------------------------------------------------
INDUSTRIALS--3.8%
---------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.5%
Lockheed Martin Corp.                                       62,500     6,450,000
---------------------------------------------------------------------------------
Raytheon Co. 3                                             477,500    30,961,100
---------------------------------------------------------------------------------
United Technologies Corp.                                   55,000     3,878,050
                                                                     ------------
                                                                      41,289,150

---------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.0%
Waste Management, Inc.                                      22,500       738,675
---------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.8%
General Electric Co.                                     1,225,000    40,596,500
---------------------------------------------------------------------------------
Siemens AG, Sponsored ADR                                   74,150     9,465,989
                                                                     ------------
                                                                      50,062,489

---------------------------------------------------------------------------------
MACHINERY--0.1%
Joy Global, Inc.                                            30,000     1,991,100
---------------------------------------------------------------------------------
MARINE--0.3%
Eagle Bulk Shipping, Inc.                                  175,000     4,660,250
---------------------------------------------------------------------------------
Paragon Shipping, Inc., Cl. A                               42,500       681,700
---------------------------------------------------------------------------------
Seaspan Corp.                                              105,000     2,999,850
                                                                     ------------
                                                                       8,341,800

---------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
Textainer Group Holdings Ltd.                               89,900     1,325,126
---------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.2%
---------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.4%
Corning, Inc.                                              475,000    11,034,250
---------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.5%
Intel Corp.                                                215,000     4,289,250
---------------------------------------------------------------------------------
Microchip Technology, Inc.                                  40,000     1,231,200
---------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR           375,000     3,652,500
---------------------------------------------------------------------------------
Texas Instruments, Inc.                                    175,000     5,243,000
                                                                     ------------
                                                                      14,415,950

---------------------------------------------------------------------------------
SOFTWARE--0.3%
Microsoft Corp. 3                                          250,000     6,805,000

                      17 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                      SHARES           VALUE
---------------------------------------------------------------------------------------------
MATERIALS--0.3%
---------------------------------------------------------------------------------------------
CHEMICALS--0.3%
BASF SE, Sponsored ADR                                                37,750   $   4,762,163
---------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                  42,500       2,796,925
---------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                  25,000       1,549,500
                                                                               --------------
                                                                                   9,108,588

---------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.5%
---------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.5%
AT&T, Inc.                                                           925,000      32,217,750
---------------------------------------------------------------------------------------------
Citizens Communications Co.                                        1,175,000      12,619,500
---------------------------------------------------------------------------------------------
Consolidated Communications Holdings, Inc.                         1,275,000      18,372,750
---------------------------------------------------------------------------------------------
FairPoint Communications, Inc.                                     1,387,500      13,653,000
---------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                          25,000         908,000
---------------------------------------------------------------------------------------------
Windstream Corp.                                                   1,565,000      18,404,400
                                                                               --------------
                                                                                  96,175,400

---------------------------------------------------------------------------------------------
UTILITIES--1.7%
---------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
Cleco Corp.                                                          690,000      15,807,900
---------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                    187,500      12,673,125
                                                                               --------------
                                                                                  28,481,025

---------------------------------------------------------------------------------------------
ENERGY TRADERS--0.1%
Constellation Energy Group, Inc.                                      42,500       3,754,875
---------------------------------------------------------------------------------------------
GAS UTILITIES--0.2%
Southern Union Co.                                                   200,000       5,144,000
---------------------------------------------------------------------------------------------
MULTI-UTILITIES--0.4%
CenterPoint Energy, Inc.                                             388,000       5,695,840
---------------------------------------------------------------------------------------------
Teco Energy, Inc.                                                    152,500       2,284,450
---------------------------------------------------------------------------------------------
Wisconsin Energy Corp.                                                57,000       2,486,340
                                                                               --------------
                                                                                  10,466,630
                                                                               --------------
Total Common Stocks (Cost $846,821,304)                                        1,086,091,784

---------------------------------------------------------------------------------------------
PREFERRED STOCKS--4.8%
---------------------------------------------------------------------------------------------

AES Trust III, 6.75% Cv.                                             242,400      11,489,760
---------------------------------------------------------------------------------------------
El Paso Corp., 4.99% Cv.                                               5,750       7,692,781
---------------------------------------------------------------------------------------------
Emmis Communications Corp., 6.25% Cum. Cv., Series A, Non-Vtg.       662,500      17,695,375
---------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.75% Cv., Non-Vtg.             46,750       6,908,248
---------------------------------------------------------------------------------------------
Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-Vtg.         39,000      29,835,000
---------------------------------------------------------------------------------------------
NRG Energy, Inc., 5.75% Cv.                                           41,125      14,640,500

                      18 | OPPENHEIMER CAPITAL INCOME FUND

                                                                    SHARES          VALUE
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
PREFERRED STOCKS Continued
-------------------------------------------------------------------------------------------

Platinum Underwriters Holdings Ltd., 6% Cv., Series A 2            500,000   $ 15,665,000
-------------------------------------------------------------------------------------------
Schering-Plough Corp., 6% Cv.                                       52,500     10,830,750
-------------------------------------------------------------------------------------------
Six Flags, Inc., 7.25% Cum. Cv. Preferred Income Equity
Redeemable Shares, Non-Vtg.                                        650,000      8,580,000
-------------------------------------------------------------------------------------------
United Rentals Trust I, 6.50% Cv. Quarterly Income Preferred
Securities, Non-Vtg.                                               253,569      8,748,131
                                                                             --------------

Total Preferred Stocks (Cost $155,994,577)                                    132,085,545

                                                                 PRINCIPAL
                                                                    AMOUNT
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--35.1%
-------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--22.4%
-------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--22.3%
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19                                                $  9,945,749      9,987,475
5%, 8/15/33-12/15/34                                             6,192,690      6,125,828
6%, 5/15/18-3/15/33                                              3,863,939      3,989,071
6.50%, 4/15/18-4/1/34                                            1,569,558      1,644,502
7%, 9/15/23-3/15/35                                              7,608,980      8,074,323
8%, 4/1/16                                                         366,738        391,012
9%, 8/1/22-5/1/25                                                  112,028        123,286
-------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate
Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 2006-11, Cl. PS, 13.072%, 3/25/36 4                       1,014,010      1,223,083
Series 2034, Cl. Z, 6.50%, 2/15/28                                 527,160        554,132
Series 2043, Cl. ZP, 6.50%, 4/15/28                              1,635,238      1,739,010
Series 2053, Cl. Z, 6.50%, 4/15/28                                 566,757        602,783
Series 2055, Cl. ZM, 6.50%, 5/15/28                                721,070        759,723
Series 2075, Cl. D, 6.50%, 8/15/28                               2,010,541      2,139,852
Series 2080, Cl. C, 6.50%, 8/15/28                                 990,971      1,057,312
Series 2080, Cl. Z, 6.50%, 8/15/28                                 470,557        500,390
Series 2279, Cl. PK, 6.50%, 1/15/31                              1,054,492      1,127,361
Series 2326, Cl. ZP, 6.50%, 6/15/31                                563,679        600,879
Series 2461, Cl. PZ, 6.50%, 6/15/32                              2,170,163      2,263,042
Series 2500, Cl. FD, 3.621%, 3/15/32 4                             250,875        252,345
Series 2526, Cl. FE, 3.521%, 6/15/29 4                             356,962        357,434
Series 2538, Cl. F, 3.721%, 12/15/32 4                           4,616,712      4,642,077
Series 2551, Cl. FD, 3.521%, 1/15/33 4                             275,659        274,366
Series 2676, Cl. KY, 5%, 9/15/23                                 2,768,000      2,775,184
Series 3025, Cl. SJ, 13.305%, 8/15/35 4                            383,465        461,686
Series 3094, Cl. HS, 12.939%, 6/15/34 4                            650,887        761,530
-------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 5.484%, 6/1/26 5                               460,042        101,069
Series 183, Cl. IO, 4.028%, 4/1/27 5                               751,908        167,648
Series 184, Cl. IO, 9.71%, 12/1/26 5                               798,149        169,765
Series 192, Cl. IO, 5.638%, 2/1/28 5                               243,491         56,672

                      19 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                  AMOUNT          VALUE
-----------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security: Continued
Series 200, Cl. IO, 4.73%, 1/1/29 5                          $   294,050   $     59,497
Series 2130, Cl. SC, 18.116%, 3/15/29 5                          544,277         58,335
Series 216, Cl. IO, 6.297%, 12/1/31 5                            554,645        129,935
Series 224, Cl. IO, 2.939%, 3/1/33 5                           1,707,836        407,161
Series 243, Cl. 6, 15.177%, 12/15/32 5                         1,058,959        217,929
Series 2796, Cl. SD, 20.063%, 7/15/26 5                          835,317         97,042
Series 2802, Cl. AS, 53.659%, 4/15/33 5                        1,634,159        118,823
Series 2920, Cl. S, 30.228%, 1/15/35 5                         4,616,650        387,579
Series 3000, Cl. SE, 51.937%, 7/15/25 5                        5,177,238        389,332
Series 3110, Cl. SL, 76.655%, 2/15/26 5                          888,672         66,786
-----------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. PO, 5.844%, 6/1/26 6                             218,971        184,761
Series 192, Cl. PO, 8.331%, 2/1/28 6                             243,491        196,654
-----------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/25/18-8/1/20                                         29,268,209     29,455,895
4.50%, 3/1/23 7                                                  700,000        700,438
5%, 12/1/17-9/25/35                                          127,884,920    127,511,151
5%, 3/1/22-3/1/38 7                                          100,974,000    100,345,745
5.50%, 1/25/33-1/1/38                                         48,205,263     48,702,572
5.50%, 3/1/22-3/1/38 7                                        26,584,000     26,992,043
6%, 8/25/32-11/1/33                                           16,721,416     17,174,160
6%, 3/1/28-3/1/37 7                                           52,369,000     53,643,371
6%, 3/1/33 8                                                  12,940,708     13,290,367
6.50%, 5/25/17-11/25/31                                       14,302,480     15,007,545
6.50%, 3/1/37 7                                               23,604,000     24,463,327
7%, 11/1/17-7/25/35                                            7,051,658      7,500,612
7.50%, 1/1/33-3/25/33                                         10,298,265     11,163,215
8.50%, 7/1/32                                                     33,537         37,043
-----------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust
2002-T1, Cl. A2, 7%, 11/25/31                                  1,613,003      1,732,187
-----------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate
Mtg. Investment Conduit
Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                           1,495,414      1,576,293
Trust 1998-61, Cl. PL, 6%, 11/25/28                              918,139        955,416
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                         1,256,007      1,324,294
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                         2,064,855      2,216,688
Trust 2001-70, Cl. LR, 6%, 9/25/30                               138,789        139,572
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                            831,177        864,167
Trust 2002-9, Cl. PC, 6%, 3/25/17                              6,039,764      6,368,864
Trust 2003-130, Cl. CS, 7.83%, 12/25/33 4                        877,463        936,299
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                          1,903,000      1,954,411
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                          3,485,000      3,599,479
Trust 2004-101, Cl. BG, 5%, 1/25/20                            2,550,000      2,643,920
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                        1,560,000      1,598,582
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                        7,321,312      7,498,289

                      20 | OPPENHEIMER CAPITAL INCOME FUND

                                                                                 PRINCIPAL
                                                                                    AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates: Continued
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                         $  1,430,000   $   1,434,286
Trust 2005-59, Cl. NQ, 9.038%, 5/25/35 4                                         1,077,610       1,173,213
Trust 2006-46, Cl. SW, 12.705%, 6/25/36 4                                          784,029         935,309
Trust 2006-50, Cl. KS, 12.705%, 6/25/36 4                                        2,650,198       3,055,614
Trust 2006-50, Cl. SA, 12.705%, 6/25/36 4                                        1,553,687       1,791,331
Trust 2006-50, Cl. SK, 12.705%, 6/25/36 4                                          206,094         237,136
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                            4,401,045       4,512,312
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 37.742%, 3/17/31 5                                          708,928         111,785
Trust 2001-65, Cl. S, 24.113%, 11/25/31 5                                        2,393,194         312,441
Trust 2001-81, Cl. S, 12.809%, 1/25/32 5                                           527,308          56,555
Trust 2002-47, Cl. NS, 10.999%, 4/25/32 5                                        1,032,401         121,241
Trust 2002-51, Cl. S, 11.243%, 8/25/32 5                                           947,885         111,415
Trust 2002-52, Cl. SD, 10.591%, 9/25/32 5                                        1,051,557         150,376
Trust 2002-75, Cl. SA, 26.497%, 11/25/32 5                                       2,888,945         313,185
Trust 2002-77, Cl. SH, 14.932%, 12/18/32 5                                         677,306          83,478
Trust 2002-89, Cl. S, 35.236%, 1/25/33 5                                         2,651,933         304,378
Trust 2002-9, Cl. MS, 11.745%, 3/25/32 5                                           645,294          71,732
Trust 2003-117, Cl. KS, 13.558%, 8/25/33 5                                      16,977,000       1,460,053
Trust 2003-118, Cl. S, 21.683%, 12/25/33 5                                       4,368,096         692,300
Trust 2003-33, Cl. SP, 22.471%, 5/25/33 5                                        2,442,122         298,136
Trust 2003-46, Cl. IH, 5.795%, 6/1/33 5                                          5,450,110       1,044,642
Trust 2004-54, Cl. DS, 14.528%, 11/25/30 5                                       1,051,006         104,204
Trust 2005-105, Cl. S, 52.648%, 12/25/35 5                                       3,928,788         322,461
Trust 2005-19, Cl. SA, 24.563%, 3/25/35 5                                       11,877,036       1,018,936
Trust 2005-40, Cl. SA, 24.504%, 5/25/35 5                                        2,698,601         226,296
Trust 2005-6, Cl. SE, 30.212%, 2/25/35 5                                         3,329,970         299,057
Trust 2005-71, Cl. SA, 41.365%, 8/25/25 5                                        3,262,453         318,626
Trust 2005-86, Cl. AI, 1.73%, 10/1/35 5                                          8,130,289       1,765,111
Trust 2005-87, Cl. SE, 71.904%, 10/25/35 5                                       7,924,355         582,050
Trust 2005-87, Cl. SG, 48.489%, 10/25/35 5                                       7,055,418         565,587
Trust 2006-119, Cl. MS, 55.227%, 12/25/36 5                                      2,830,393         258,850
Trust 2006-33, Cl. SP, 41.378%, 5/25/36 5                                        7,133,587         743,940
Trust 222, Cl. 2, 10.557%, 6/1/23 5                                              1,723,936         394,297
Trust 240, Cl. 2, 20.669%, 9/1/23 5                                              2,655,239         650,514
Trust 252, Cl. 2, 13.717%, 11/1/23 5                                             1,277,161         326,807
Trust 273, Cl. 2, 9.59%, 8/1/26 5                                                  355,353          76,246
Trust 303, Cl. IO, 11.83%, 11/1/29 5                                               442,627         111,794
Trust 308, Cl. 2, 10.311%, 9/1/30 5                                              1,188,513         304,228
Trust 321, Cl. 2, (0.193)%, 4/1/32 5                                             5,217,895       1,282,889
Trust 322, Cl. 2, 6.61%, 4/1/32 5                                                2,089,545         498,587
Trust 331, Cl. 9, 15.604%, 2/1/33 5                                              1,410,009         274,181
Trust 334, Cl. 17, 29.169%, 2/1/33 5                                               833,629         173,695
Trust 334, Cl. 4, 11.211%, 7/1/33 5                                             13,111,059       2,621,845
Trust 339, Cl. 7, 10.809%, 7/1/33 5                                              5,231,068       1,039,050
Trust 342, Cl. 2, 3.994%, 9/1/33 5                                                 910,945         212,437

                       21 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                   AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security: Continued
Trust 344, Cl. 2, (2.506)%, 12/1/33 5                                        $  7,990,103    $   1,839,386
Trust 345, Cl. 9, 11.251%, 1/1/34 5                                             2,409,180          480,784
Trust 356, Cl. 14, 17.081%, 6/1/35 5                                            4,876,658          863,157
Trust 362, Cl. 12, 11.146%, 8/1/35 5                                            4,580,799          802,301
Trust 362, Cl. 13, 11.711%, 8/1/35 5                                            2,543,251          452,312
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M, 6.226%, 9/25/23 6                                620,653          522,894
-----------------------------------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                           918,126          930,029
-----------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2007-QS6, Cl. A114, 5.75%, 4/25/37                                       2,150,756        2,165,113
-----------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates, Mtg. Pass-Through Certificates:
Series 2003-AR9, Cl. 2A, 4.039%, 9/25/33 4                                      2,117,616        2,115,559
Series 2006-AR8, Cl. 2A1, 6.132%, 8/25/36 4                                     6,202,562        6,258,980
                                                                                             --------------
                                                                                               613,505,740

-----------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National Mortgage Assn., 8.50%, 8/1/17-12/15/17                        158,567          173,591
-----------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 27.279%, 1/16/27 5                                      1,107,649          122,263
Series 2002-15, Cl. SM, 23.344%, 2/16/32 5                                      1,076,182          146,570
Series 2002-41, Cl. GS, 32.015%, 6/16/32 5                                        576,957          127,450
Series 2002-76, Cl. SY, 25.295%, 12/16/26 5                                     2,605,602          325,202
Series 2004-11, Cl. SM, 14.504%, 1/17/30 5                                        874,637          122,629
Series 2006-47, Cl. SA, 67.67%, 8/16/36 5                                       8,388,971          723,457
                                                                                             --------------
                                                                                                 1,741,162

-----------------------------------------------------------------------------------------------------------
NON-AGENCY--12.7%
-----------------------------------------------------------------------------------------------------------
COMMERCIAL--5.9%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                          2,670,000        2,620,106
Series 2006-1, Cl. AM, 5.421%, 9/1/45 4                                        10,720,000        9,485,928
-----------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                          1,665,904        1,729,903
-----------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                          1,362,573        1,400,102
-----------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-WF1, Asset-Backed Pass-Through
Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36                            564,708          568,614
-----------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust,
Commercial Mtg. Pass-Through Certificates:
Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49                                      3,140,000        3,050,346
Series 2007-CD4, Cl. A4, 5.322%, 12/1/49                                        5,710,000        5,350,874

                      22 | OPPENHEIMER CAPITAL INCOME FUND

                                                                                PRINCIPAL
                                                                                   AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 3.535%, 10/25/36 4                                   $ 4,412,856      $ 3,955,808
Series 2006-A5, Cl. 1A13, 3.585%, 10/25/36 4                                    2,298,865        2,180,951
-----------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                        1,083,552        1,072,444
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                                            347,520          341,935
-----------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust 2004-FA2, Mtg.
Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35                1,151,334        1,118,090
-----------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg.
Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37             1,544,635        1,565,917
-----------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                         1,720,000        1,702,353
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                         1,590,000        1,572,521
-----------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                        1,990,000        1,958,424
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                        1,750,000        1,735,997
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39                                        7,590,000        7,419,220
-----------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series
2006-GG8, Cl. A2, 5.479%, 11/10/39 4                                           12,330,000       12,166,264
-----------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2004-10F, Mtg. Pass-Through Certificates,
Series 2004-10F, Cl. 2A4, 5%, 8/1/19                                           12,118,977       12,234,912
-----------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                         640,000          628,780
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                       2,280,000        2,246,775
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                      9,920,000        9,644,952
Series 2006-CB14, Cl. A4, 5.481%, 12/12/44                                      3,390,000        3,264,792
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                       1,530,000        1,510,606
-----------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2005-C5, Commercial Mtg.
Pass-Through Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30              1,900,000        1,882,971
-----------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2005-C7, Commercial Mtg.
Pass-Through Certificates, Series 2005-C7, Cl. A2, 5.103%, 11/11/30             2,030,000        2,012,519
-----------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial Mtg.
Pass-Through Certificates:
Series 2006-C1, Cl. A2, 5.084%, 2/11/31                                        12,480,000       12,278,860
Series 2006-C1, Cl. AM, 5.217%, 2/11/31 4                                       6,050,000        5,283,732
-----------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial Mtg.
Pass-Through Certificates:
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                         7,570,000        7,391,760
Series 2007-C1, Cl. A4, 5.424%, 2/11/40                                         4,870,000        4,590,388
-----------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates,
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                            1,988,622        1,969,404

                      23 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                   AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
Mastr Asset Securitization Trust 2006-3, Mtg. Pass-Through Certificates,
Series 2006-3, Cl. 2A1, 3.585%, 10/25/36 4                                    $12,565,510     $ 12,315,181
-----------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                   2,380,000        2,454,376
-----------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg.
Pass-Through Certificates, Series 2005-C17, Cl. A2, 4.782%, 3/15/42             3,571,381        3,538,534
-----------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg.
Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48            2,145,000        2,097,213
-----------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates, Mtg. Pass-Through
Certificates, Series 2006-AR8, Cl. 1A4, 5.884%, 8/1/46 4                       10,799,138       10,898,029
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-V Trust, Mtg. Pass-Through
Certificates, Series 2004-V, Cl. 1A1, 3.833%, 10/1/34 4                         6,933,576        6,961,774
                                                                                             --------------
                                                                                               164,201,355

-----------------------------------------------------------------------------------------------------------
MANUFACTURED HOUSING--0.4%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR12, Cl. 2A1, 6.024%, 9/25/36 4         5,608,147        5,665,199
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR2, Cl. 2A5, 5.107%, 3/25/36 4          5,621,033        5,653,673
                                                                                             --------------
                                                                                                11,318,872

-----------------------------------------------------------------------------------------------------------
MULTIFAMILY--2.8%
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2003-E, Cl. 2A2, 4.35%, 6/25/33 4                                        3,283,178        3,280,852
Series 2005-F, Cl. 2A3, 4.717%, 7/25/35 4                                       4,064,506        4,072,567
-----------------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through Certificates, Series
2006-4, Cl. 2A1, 5.802%, 10/25/36 4                                             5,012,821        4,710,769
-----------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-AR5, Mtg. Pass-Through
Certificates, Series 2006-AR5, Cl. 1A3A, 5.89%, 7/25/36 4                       5,201,542        5,290,448
-----------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2004-28CB, Mtg. Pass-Through
Certificates, Series 2004-28CB, Cl. 2A4, 5.75%, 1/25/35                         3,452,000        3,297,889
-----------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-85CB, Mtg. Pass-Through
Certificates, Series 2005-85CB, Cl. 2A3, 5.50%, 2/25/36                         2,580,000        2,485,737
-----------------------------------------------------------------------------------------------------------
Countrywide Home Loans Servicing LP, Mtg. Pass-Through Certificates:
Series 2003-46, Cl. 1A2, 4.12%, 1/19/34 4                                       2,871,042        2,922,023
Series 2005-HYB1, Cl. 5A1, 4.995%, 3/25/35 4                                    3,800,007        3,726,976
Series 2007-HY1, Cl. 1A1, 5.694%, 4/25/37 4                                     4,050,335        4,093,222
-----------------------------------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through Certificates:
Series 2005-AR4, Cl. 2A1, 5.292%, 7/19/35 4                                     4,432,488        4,258,677
Series 2004-J4, Cl. A7, 5.50%, 9/25/34                                          2,390,000        2,317,802
-----------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates,
Series 2005-AR7, Cl. 3A1, 5.152%, 11/25/35 4                                    6,447,448        6,493,876
-----------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg. Pass-Through
Certificates, Series 2007-2, Cl. 2A1, 6.003%, 6/25/37 4                         5,503,810        5,539,685

                      24 | OPPENHEIMER CAPITAL INCOME FUND

                                                                                 PRINCIPAL
                                                                                    AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------
MULTIFAMILY Continued
Wells Fargo Mortgage Backed Securities 2006-AR5 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR5, Cl. 2A1, 5.535%, 4/1/36 4           $2,655,038     $ 2,682,481
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-AA Trust, Mtg.
Pass-Through Certificates, Series 2004-AA, Cl. 2A, 4.996%, 12/25/34 4            1,316,157       1,317,091
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-S Trust, Mtg. Pass-Through
Certificates, Series 2004-S, Cl. A1, 3.541%, 9/25/34 4                           1,116,913       1,099,033
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR2, Cl. 2A2, 4.542%, 3/25/35 4             809,419         810,722
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR4 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR4, Cl. 2A2, 4.522%, 4/25/35 4           1,355,705       1,366,684
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg.
Pass-Through Certificates:
Series 2006-AR10, Cl. 4A1, 5.283%, 7/25/36 4                                    12,287,734      12,428,721
Series 2006-AR10, Cl. 2A1, 5.662%, 7/25/36 4                                     2,063,890       2,090,742
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR2, Cl. 2A6, 5.107%, 3/25/36 4           1,091,002       1,062,032
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 5.094%, 3/25/36 4           1,219,944       1,230,151
                                                                                             --------------
                                                                                                76,578,180

-----------------------------------------------------------------------------------------------------------
RESIDENTIAL--3.6%
Chase Mortgage Finance Trust 2005-S1, Multiclass Mtg. Pass-Through
Certificates, Series 2005-S1, Cl. 1A5, 5.50%, 5/25/35                            1,440,000       1,468,059
-----------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A1, Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 2006-A1, Cl. 2A1, 5.25%, 3/1/21        3,700,978       3,672,281
-----------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2004-28CB, Mtg. Pass-Through
Certificates, Series 2004-28CB, Cl. 3A1, 6%, 1/1/35 7                            3,485,952       3,323,259
-----------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-18CB, Mtg. Pass-Through
Certificates, Series 2005-18CB, Cl. A8, 5.50%, 5/25/36                           3,480,000       3,466,657
-----------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-21CB, Mtg. Pass-Through
Certificates, Series 2005-21CB, Cl. A7, 5.50%, 6/1/35                            3,978,849       3,799,546
-----------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-J1, Mtg. Pass-Through Certificates,
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                          2,947,306       3,035,866
-----------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-J10, Mtg. Pass-Through Certificates,
Series 2005-J10, Cl. 1A17, 5.50%, 10/1/35                                        7,840,000       7,374,852
-----------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-J3, Mtg. Pass-Through Certificates,
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                          2,598,677       2,651,195
-----------------------------------------------------------------------------------------------------------
Fremont Home Loan Trust 2006-C, Mtg.-Backed Certificates, Series 2006-C,
Cl. M1, 3.435%, 10/25/36 4                                                       5,000,000       1,771,874
-----------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2007-AR1, Mtg. Pass-Through Certificates,
Series 2007-AR1, Cl. 4A1, 5.836%, 3/1/37 4                                       6,211,774       6,023,899
-----------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-Through
Certificates, Series 2006-3, Cl. 2A1, 6.086%, 10/25/36 4                         8,926,271       9,002,116

                      25 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                 PRINCIPAL
                                                                                    AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------
RESIDENTIAL Continued
Merrill Lynch Mortgage Investors Trust 2007-3, Mtg. Pass-Through
Certificates, Series 2007-3, Cl. 1A1, 5.867%, 9/1/37 4,9                       $ 5,803,828     $ 5,687,752
-----------------------------------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-Through
Certificates, Series 2006-AR, Cl. 5A3, 5.427%, 6/25/36 4                         1,590,000       1,609,521
-----------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                                            1,352,962       1,355,860
-----------------------------------------------------------------------------------------------------------
STARM Mortgage Loan Trust 2007-S1, Mtg. Pass-Through Certificates,
Series 2007-S1, Cl. 3A1, 5.007%, 8/1/22 4                                       12,233,455      11,848,725
-----------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates, Mtg. Pass-Through Certificates:
Series 2007-HY6, Cl. 2A1, 5.699%, 6/25/37 4                                      3,836,176       3,835,934
Series 2006-AR12, Cl. 2A1, 5.75%, 10/25/36 4                                     5,996,682       6,029,352
-----------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Loan Trust, Mtg. Pass-Through Certificates,
Series 2007-1, Cl. 1A8, 6%, 2/25/37                                              5,922,329       6,012,703
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities 2005-AR12 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR12, Cl. 2A6, 4.334%, 7/1/35 4           3,363,688       3,331,945
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities 2006-AR10 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR10, Cl. 5A3, 5.595%, 7/1/36 4           2,021,938       2,038,280
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2003-6 Trust, Mtg. Pass-Through
Certificates, Series 2003-6, Cl. 1A1, 5%, 6/25/18                                2,219,886       2,245,607
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR16, Cl. 2A1, 4.943%, 10/1/35 4          4,680,252       4,759,231
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR5, Cl. 2A2, 5.535%, 4/1/36 4                         4,690,693       4,221,624
                                                                                             --------------
                                                                                                98,566,138
                                                                                             --------------
Total Mortgage-Backed Obligations (Cost $953,987,381)                                          965,911,447

-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--1.3%
-----------------------------------------------------------------------------------------------------------

Ace Securities Corp. Home Equity Loan Trust, Asset-Backed Pass-Through
Certificates, Series 2006-ASP5, Cl. M1, 3.415%, 10/25/36 4                       3,400,000       1,679,152
-----------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series
2005-1A, Cl. A2, 3.174%, 4/20/09 4,10                                              300,000         299,043
-----------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 3.615%, 5/25/34 4                                        2,123,397       1,986,273
-----------------------------------------------------------------------------------------------------------
Bear Stearns Asset Backed Securities I Trust 2006-HE7, Asset-Backed
Certificates, Series 2006-HE7, Cl. 1M1, 3.535%, 9/25/36 4                        4,062,000       2,029,999
-----------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Asset-Backed
Certificates, Series 2005-1, Cl. A4, 3.141%, 4/15/11 4                           7,400,000       7,365,677
-----------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2003-C4, Cl. C4, 5%, 6/10/15                                                430,000         375,421
-----------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2002-4, Asset-Backed Certificates,
Series 2002-4, Cl. A1, 3.875%, 2/25/33 4                                            44,821          41,260

                      26 | OPPENHEIMER CAPITAL INCOME FUND

                                                                                 PRINCIPAL
                                                                                    AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-----------------------------------------------------------------------------------------------------------

CWABS Asset-Backed Certificates Trust 2005-11, Asset-Backed Certificates,
Series 2005-11, Cl. AF2, 4.657%, 2/25/36                                        $  960,000      $  955,537
-----------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 4                                        920,000         898,441
-----------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed Certificates,
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 4                                        620,000         616,124
-----------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations,
Series 2005-2, Cl. A4, 4.15%, 10/15/10                                           1,328,595       1,334,475
-----------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates, Series 2005-3, Cl. A1, 3.374%, 1/20/35 4                             883,877         848,335
-----------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                           955,470         952,381
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 4                                          667,461         675,952
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                           562,388         565,437
-----------------------------------------------------------------------------------------------------------
Mastr Asset-Backed Securities Trust 2006-HE4, Mtg. Pass-Through
Certificates, Series 2006-HE4, Cl. M2, 3.415%, 11/25/36 4                        2,500,000         563,330
-----------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 4.471%, 3/15/16 4                                        4,080,000       3,480,807
-----------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Inc. Trust 2006-NC4, Mtg. Pass-Through
Certificates, Series 2006-NC4, Cl. M2, 3.435%, 6/25/36 4                         2,500,000       1,100,827
-----------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-2,
Cl. 2A2, 3.235%, 7/1/36 4                                                        1,930,000       1,849,828
-----------------------------------------------------------------------------------------------------------
RASC Series 2006-EMX4 Trust, Home Equity Mtg. Asset-Backed Pass-
Through Certificates, Series 2006-EMX4, Cl. M1, 3.415%, 6/25/36 4                4,000,000       1,991,677
-----------------------------------------------------------------------------------------------------------
RASC Series 2006-EMX7 Trust, Home Equity Mtg. Asset-Backed Pass-
Through Certificates, Series 2006-EMX7, Cl. M2, 3.445%, 8/25/36 4                3,500,000       1,500,953
-----------------------------------------------------------------------------------------------------------
RASC Series 2006-EMX9 Trust, Home Equity Mtg. Asset-Backed Pass-
Through Certificates, Series 2006-EMX9, Cl. M1, 3.445%, 11/25/36 4               3,400,000       1,390,445
-----------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-
Through Certificates, Series 2006-KS7, Cl. A1, 3.185%, 9/25/36 4                   648,556         641,723
-----------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates,
Series 2006-BNC3, Cl. A2, 3.175%, 9/25/36 4                                      1,241,787       1,200,340
-----------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates,
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                           286,355         286,934
                                                                                             --------------
Total Asset-Backed Securities (Cost $38,854,283)                                                34,630,371

-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.1%
-----------------------------------------------------------------------------------------------------------

U.S. Treasury Nts., 4.25%, 9/30/12 11 (Cost $2,249,141)                          2,260,000       2,439,566

-----------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--15.5%
-----------------------------------------------------------------------------------------------------------

Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                   2,665,000       2,515,589
-----------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 5.75% Sr. Sec. Nts., Series B, 2/15/11         5,000,000       4,900,000

                       27 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                 PRINCIPAL
                                                                                    AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
-----------------------------------------------------------------------------------------------------------

Bank of America Corp., 8% Unsec. Perpetual Nts., Series K 12                   $ 8,130,000     $ 8,437,777
-----------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 12                                    13,840,000      11,627,261
-----------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                   800,000         616,000
-----------------------------------------------------------------------------------------------------------
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08                                   7,130,000       7,219,125
-----------------------------------------------------------------------------------------------------------
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13                                    3,140,000       3,138,750
-----------------------------------------------------------------------------------------------------------
Canadian National Resources Ltd., 5.90% Nts., 2/1/18                             1,075,000       1,103,227
-----------------------------------------------------------------------------------------------------------
Capmark Financial Group, Inc., 5.875% Nts., 5/10/12 10                           6,110,000       4,143,277
-----------------------------------------------------------------------------------------------------------
CCH I Holdings LLC:
9.92% Sr. Unsec. Nts., 4/1/14                                                   20,000,000       9,700,000
13.50% Sr. Unsec. Unsub. Nts., 1/15/14                                          14,000,000       9,170,000
-----------------------------------------------------------------------------------------------------------
CCH I Holdings LLC/CCH I Holdings Capital Corp., 11% Sr. Sec. Nts., 10/1/15     64,075,000      44,852,500
-----------------------------------------------------------------------------------------------------------
CCH I LLC, 11% Sr. Sec. Nts., 10/1/15                                           29,072,000      20,059,680
-----------------------------------------------------------------------------------------------------------
CDX High Yield Index, 7.625% Pass-Through Certificates, Series 8-T1, 6/29/12    72,500,000      67,649,750
-----------------------------------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                     3,100,000       2,884,026
-----------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                2,400,000       2,487,384
-----------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16                         5,601,000       5,544,990
-----------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.:
7.50% Sr. Unsec. Nts., 11/1/14                                                   5,000,000       4,375,000
8.875% Sr. Unsec. Unsub. Nts., 12/1/15                                          10,000,000       9,025,000
-----------------------------------------------------------------------------------------------------------
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts., 7/1/10                   2,035,000       1,960,210
-----------------------------------------------------------------------------------------------------------
Citigroup, Inc., 8.30% Jr. Sub. Bonds, 12/21/57 4                                5,275,000       5,370,393
-----------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                          1,965,000       1,651,681
-----------------------------------------------------------------------------------------------------------
Clorox Co. (The), 5% Sr. Unsec. Nts., 3/1/13 7                                     840,000         852,004
-----------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 3.25% Nts., Series L, 5/21/08                      9,210,000       8,961,422
-----------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts., 5/1/08 10                                    4,720,000       4,723,299
-----------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.25% Sr. Unsec. Nts., 7/15/08                                                   2,590,000       2,602,950
7.625% Sr. Unsec. Debs., 7/15/18                                                 3,000,000       2,760,000
-----------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                                           3,615,000       3,596,925
-----------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                 3,361,000       4,092,582
-----------------------------------------------------------------------------------------------------------
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08 9                                  1,240,000       1,240,000
-----------------------------------------------------------------------------------------------------------
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08                                2,785,000       2,785,000
-----------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08                               3,890,000       3,894,863
-----------------------------------------------------------------------------------------------------------
El Paso Corp., 6.50% Sr. Unsec. Nts., 6/1/08                                       578,000         581,924
-----------------------------------------------------------------------------------------------------------
Equus Cayman Finance Ltd., 5.50% Unsub. Nts., 9/12/08 10                         1,450,000       1,462,979
-----------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10                            6,100,000       5,739,533
-----------------------------------------------------------------------------------------------------------
Gap, Inc. (The), 10.05% Unsub. Nts., 12/15/08 4                                    359,000         370,668
-----------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31                               4,400,000       3,333,730
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                   10,020,000       8,907,730

                       28 | OPPENHEIMER CAPITAL INCOME FUND

                                                                                 PRINCIPAL
                                                                                    AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
-----------------------------------------------------------------------------------------------------------

HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 10,12                          $17,900,000     $14,203,203
-----------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 4                          15,290,000      13,922,187
-----------------------------------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr. Unsec. Nts.,
12/19/08 10                                                                      1,645,000       1,670,300
-----------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 4,9                     1,410,000       1,427,625
-----------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                     1,600,000         896,000
-----------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13         2,910,000       2,970,598
-----------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                                     6,595,000       6,265,250
-----------------------------------------------------------------------------------------------------------
Level 3 Financing, Inc., 9.25% Sr. Unsec. Unsub. Nts., 11/1/14                  10,000,000       8,150,000
-----------------------------------------------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09                                    4,045,000       4,133,857
-----------------------------------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                                       2,950,000       3,010,080
-----------------------------------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34 8                              1,980,000       1,363,937
-----------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/66 4                          10,060,000       8,722,483
-----------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                      7,570,000       7,570,000
-----------------------------------------------------------------------------------------------------------
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10                      3,155,000       3,388,931
-----------------------------------------------------------------------------------------------------------
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                                2,630,000       2,746,880
-----------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 10           743,088         763,398
-----------------------------------------------------------------------------------------------------------
Popular North America, Inc.:
3.875% Sr. Bonds, Series E, 10/1/08                                              3,420,000       3,400,072
4.70% Nts., 6/30/09                                                              3,665,000       3,681,298
-----------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 10                     4,100,000       5,116,980
-----------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 10                       3,380,000       3,992,301
-----------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09                                          4,650,000       4,440,750
-----------------------------------------------------------------------------------------------------------
Qwest Corp.:
5.625% Unsec. Nts., 11/15/08 9                                                     363,000         363,000
8.875% Unsec. Unsub. Nts., 3/15/12                                               7,195,000       7,545,756
-----------------------------------------------------------------------------------------------------------
Rite Aid Corp., 6.875% Sr. Unsec. Debs., 8/15/13 11                             15,000,000       9,825,000
-----------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12                   442,000         453,050
-----------------------------------------------------------------------------------------------------------
SLM Corp.:
3.95% Nts., Series A, 8/15/08                                                    2,665,000       2,623,533
4% Nts., 1/15/09                                                                 2,770,000       2,671,139
-----------------------------------------------------------------------------------------------------------
Spansion LLC, 11.25% Sr. Nts., 1/15/16 10                                        3,000,000       2,085,000
-----------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.875% Sr. Nts., 7/1/14                                  6,500,000       6,101,875
-----------------------------------------------------------------------------------------------------------
TEPPCO Partners LP, 6.125% Nts., 2/1/13                                          1,395,000       1,418,482
-----------------------------------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08 9                                     2,625,000       2,375,625
-----------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 3.875% Sr. Unsec. Nts., 10/15/08                   875,000         854,219
-----------------------------------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                              2,692,000       2,788,979
-----------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                              3,030,000       3,184,342
                                                                                             --------------
Total Non-Convertible Corporate Bonds and Notes (Cost $485,776,753)                            428,463,359

                       29 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL
                                                                                     AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--6.6%
-----------------------------------------------------------------------------------------------------------

Advanced Micro Devices, Inc., 5.75% Cv. Sr. Unsec. Nts., 8/15/12               $  3,500,000    $ 2,795,625
-----------------------------------------------------------------------------------------------------------
Anthracite Capital, Inc., 11.75% Cv. Sr. Unsec. Nts., 9/1/27 10                   5,500,000      4,633,750
-----------------------------------------------------------------------------------------------------------
CSK Auto, Inc., 7.25% Cv. Sr. Unsec. Nts., 12/15/25 4,10                         11,000,000     10,546,250
-----------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc., 2.25% Cv. Unsec. Sub. Nts., 8/15/12                 17,500,000     12,621,875
-----------------------------------------------------------------------------------------------------------
KKR Financial Holdings LLC, 7% Cv. Sr. Unsec. Nts., 7/15/12 10                   20,000,000     17,225,000
-----------------------------------------------------------------------------------------------------------
Liberty Media Corp., 0.75% Cv. Sr. Unsec. Unsub. Debs., 3/30/23                  10,000,000     10,325,000
-----------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.25% Exchangeable Sr. Unsec. Debs., 3/15/31
(exchangeable for Viacom, Inc., Cl. B common stock or cash based
on the value thereof)                                                           110,000,000     78,512,500
-----------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.50% Exchangeable Sr. Unsec. Debs., 1/15/31
(exchangeable for Motorola, Inc., common stock or cash based on
the value of that stock)                                                          3,534,480      2,332,142
-----------------------------------------------------------------------------------------------------------
NII Holdings, Inc., 3.125% Cv. Sr. Unsec. Nts., 6/15/12                          22,500,000     19,631,250
-----------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 3% Cv. Sr. Sub. Nts., 11/15/12                               27,500,000     23,478,125
                                                                                             --------------
Total Convertible Corporate Bonds and Notes (Cost $210,899,046)                                182,101,517

-----------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES--3.6%
-----------------------------------------------------------------------------------------------------------

Allegro Investment Corp. SA, Cv. Equity Linked Nts., 5.05%, Exp. 3/17/08
(linked to Comcast Corp. common stock) 9                                            617,700     11,792,881
-----------------------------------------------------------------------------------------------------------
Bank of America NA, Cv. Linked Nts., Series VNDA, 10.60%, Exp. 5/5/08
(linked to Vanda Pharmaceuticals, Inc., common stock)                               696,200      3,522,772
-----------------------------------------------------------------------------------------------------------
Bear Stearns Global Asset Holdings Ltd., Cv. Equity Linked Nts., Series 6693,
4.35%, Exp. 6/30/08 (linked to Wal-Mart Stores, Inc.) 9                             325,000     16,131,798
-----------------------------------------------------------------------------------------------------------
Blue Wings Ltd. Catastrophe Linked Bonds, Series A, 7.655%, 1/10/12 4,9           3,000,000      3,032,550
-----------------------------------------------------------------------------------------------------------
Calabash Re II Ltd. Catastrophe Linked Nts., Series A1, 13.391%, 1/8/10 4,9       3,000,000      3,061,050
-----------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (New York), Cv. Equity Linked Nts., 5.69%,
Exp. 4/21/08 (linked to Williams Cos., Inc. (The))                                  354,000     11,501,458
-----------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Exchangeable Total Return Linked Nts., 4.64%,
Exp. 3/19/08 9                                                                       22,000      1,729,530
-----------------------------------------------------------------------------------------------------------
Fremantle Ltd. Catastrophe Linked Nts., Cl. B, 6.91%, 6/28/10 4,10                1,000,000      1,005,825
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):
Cv. Equity Linked Nts., 8%, Exp. 3/10/08 (linked to XM Satellite Radio, Inc.) 9     700,281      9,329,143
Cv. Linked Nts., 6%, 9/29/08 (linked to Microsoft Corp. common stock) 9             527,100     14,471,003
Cv. Mandatory Exchangeable Nts., 8.70%, Exp. 5/27/08 (linked to Applied
Materials, Inc.) 9                                                                  789,500     14,844,179
-----------------------------------------------------------------------------------------------------------
Lakeside Re Ltd. Catastrophe Linked Nts., 11.33%, 12/31/09 4,10                   3,000,000      3,129,900
-----------------------------------------------------------------------------------------------------------
Morgan Stanley, Performance Equity Linked Redemption Quarterly-pay
Securities 8.67%, Exp. 3/7/08 (exchangeable for Vanda Pharmaceutical, Inc.
common stock) 9                                                                     598,100      2,592,764
-----------------------------------------------------------------------------------------------------------
Successor Euro Wind Ltd. Catastrophe Linked Nts., Series AIII, 10.90%,
12/6/08 4,9                                                                       3,000,000      3,081,000
                                                                                             --------------
Total Structured Securities (Cost $126,333,828)                                                 99,225,853

                       30 | OPPENHEIMER CAPITAL INCOME FUND

                                                                                    SHARES              VALUE
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY--0.5%
--------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E, 3.99% 2,13
(Cost $14,729,977)                                                              14,729,977   $     14,729,977
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,835,646,290)                                    106.9%     2,945,679,419
--------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                 (6.9)      (190,541,794)
                                                                              --------------------------------
NET ASSETS                                                                           100.0%  $  2,755,137,625
                                                                              ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 29, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES         GROSS         GROSS              SHARES
                                                        AUGUST 31, 2007     ADDITIONS    REDUCTIONS   FEBRUARY 29, 2008
------------------------------------------------------------------------------------------------------------------------
Care Investment Trust, Inc. a                                 1,175,000            --       751,200             423,800
CSK Auto Corp.                                                4,715,000            --       217,750           4,497,250
E*TRADE Financial Corp., 6.125% Cum. Cv.                      1,177,500       397,500     1,575,000                  --
Oppenheimer Institutional
Money Market Fund, Cl. E                                             --   663,152,065   648,422,088          14,729,977
Platinum Underwriters Holdings Ltd., 6% Cv.,
Series A                                                      1,005,000            --       505,000             500,000

                                                                                              DIVIDEND         REALIZED
                                                                                   VALUE        INCOME       GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------
Care Investment Trust, Inc. a                                                $        --  b $  291,185   $   (3,191,336)
CSK Auto Corp.                                                                40,790,058            --          248,124
E*TRADE Financial Corp., 6.125% Cum. Cv.                                              --       602,926      (32,762,977)
Oppenheimer Institutional
Money Market Fund, Cl. E                                                      14,729,977     1,225,317               --
Platinum Underwriters Holdings Ltd., 6% Cv.,
Series A                                                                      15,665,000       678,750          791,554
                                                                             -------------------------------------------
                                                                             $71,185,035    $2,798,178   $  (34,914,635)
                                                                             ===========================================

a. No longer an affiliate as of February 29, 2008.

b. The security is no longer an affiliate, therefore, the value has been excluded from this table.

3. A sufficient amount of liquid assets has been designated to cover outstanding written call options.

4. Represents the current interest rate for a variable or increasing rate security.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $27,736,489 or 1.01% of the Fund's net assets as of February 29, 2008.

                       31 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $904,309 or 0.03% of the Fund's net assets as of February 29, 2008.

7. When-issued security or delayed delivery to be delivered and settled after February 29, 2008. See Note 1 of accompanying Notes.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $4,427,003. See Note 5 of accompanying Notes.

9. Illiquid security. The aggregate value of illiquid securities as of February 29, 2008 was $91,159,900, which represents 3.31% of the Fund's net assets. See
Note 8 of accompanying Notes.

10. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $75,000,505 or 2.72% of the Fund's net assets as of February 29, 2008.

11. A sufficient amount of liquid assets has been designated to cover outstanding written put options.

12. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

13. Rate shown is the 7-day yield as of February 29, 2008.

--------------------------------------------------------------------------------
FUTURE CONTRACTS AS OF FEBRUARY 29, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                    UNREALIZED
                                       NUMBER OF   EXPIRATION                     APPRECIATION
CONTRACT DESCRIPTION        BUY/SELL   CONTRACTS         DATE           VALUE   (DEPRECIATION)
-----------------------------------------------------------------------------------------------
U.S. Long Bond                   Buy         866      6/19/08   $ 102,729,250     $  2,417,673
U.S. Treasury Nts., 2 yr.       Sell         702      6/30/08     150,875,156       (1,099,182)
U.S. Treasury Nts., 5 yr.       Sell         275      6/30/08      31,418,750         (325,814)
U.S. Treasury Nts., 10 yr.      Sell         272      6/19/08      31,900,500         (701,900)
                                                                                  -------------
                                                                                  $    290,777
                                                                                  =============

--------------------------------------------------------------------------------
WRITTEN OPTIONS AS OF FEBRUARY 29, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                        NUMBER OF   EXERCISE   EXPIRATION
DESCRIPTION                      TYPE   CONTRACTS      PRICE         DATE       PREMIUM         VALUE
-------------------------------------------------------------------------------------------------------
American Express Co.             Call       1,375   $  50.00      3/24/08   $   132,624   $    11,000
AT&T, Inc.                       Put        5,250      40.00      7/21/08     2,382,253     3,360,000
Baker Hughes, Inc.               Put        1,000      65.00      3/24/08       231,997       120,000
Bank of America Corp.            Call       1,000      45.00      3/24/08        81,999        10,000
Bank of America Corp.            Call       4,875      42.50      3/24/08       845,296       170,625
BJ Services Co.                  Put          925      27.50      4/21/08       320,970       222,000
Citigroup, Inc.                  Call       6,500      27.50      3/24/08       155,178        84,500
Citigroup, Inc.                  Put          250      30.00      3/24/08       111,749       150,000
Comcast Corp., Cl.A Special,
Non-Vtg.                         Put          750      20.00      7/21/08       231,036       146,250
Comcast Corp., Cl.A Special,
Non-Vtg.                         Put          750      17.50      7/21/08       138,623        63,750
Comcast Corp., Cl.A Special,
Non-Vtg.                         Put        5,131      20.00      1/19/09     1,617,612     1,411,025
Comcast Corp., Cl.A Special,
Non-Vtg.                         Put        3,901      22.50      1/19/09     1,906,008     1,677,430
CVS Corp.                        Put        2,000      40.00      5/19/08       906,486       350,000
Diamond Offshore Drilling, Inc.  Call         300     135.00      3/24/08        32,850        21,000

                      32 | OPPENHEIMER CAPITAL INCOME FUND

--------------------------------------------------------------------------------
WRITTEN OPTIONS: Continued
--------------------------------------------------------------------------------

                                                   NUMBER OF   EXERCISE   EXPIRATION
DESCRIPTION                                 TYPE   CONTRACTS      PRICE         DATE        PREMIUM          VALUE
--------------------------------------------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A  Call         375   $  20.00      3/24/08   $     23,062   $         --
Fidelity National Title Group, Inc., Cl. A  Call         625      22.50      3/24/08         28,625             --
Marathon Oil Corp.                           Put       2,500      55.00      7/21/08      1,617,475      1,500,000
Microsoft Corp.                             Call         250      35.00      3/24/08          8,250            500
Novartis AG, ADR                             Put       1,500      55.00      4/21/08        481,763        870,000
Petroleo Brasileiro SA, ADR                 Call          75     105.00      3/24/08        117,524        119,250
Petroleo Brasileiro SA, ADR                 Call         100     110.00      3/24/08         97,699        103,000
Petroleo Brasileiro SA, ADR                 Call         225     100.00      3/24/08        442,570        402,750
Raytheon Co.                                Call       2,900      60.00      3/24/08      1,934,279      1,421,000
Raytheon Co.                                Call         250      65.00      3/24/08         64,249         33,750
Raytheon Co.                                Call       1,625      62.50      3/24/08        750,742        463,125
Schering-Plough Corp.                       Call         175      30.00      5/19/08         13,403            875
Siemens AG, Sponsored ADR                    Put          35     145.00      7/21/08         67,794         67,900
Sunoco, Inc.                                 Put         950      65.00      3/24/08        605,143        418,000
Time Warner, Inc.                            Put       1,000      16.00      3/24/08         39,000         65,000
Transocean, Inc.                            Call         300     150.00      3/24/08         31,950         39,000
UBS AG                                      Call       3,500      40.00      4/21/08        135,386         52,500
UBS AG                                      Call       1,000      40.00      6/23/08         99,324         90,000
United Technologies Corp.                    Put         975      75.00      3/24/08        484,570        438,750
Wachovia Corp.                              Call       1,500      35.00      3/24/08        209,600         37,500
Wachovia Corp.                              Call       1,750      35.00      4/21/08        189,748        183,750
Walgreen Co.                                 Put       1,500      35.00      3/24/08        235,497         45,000
                                                                                       -----------------------------
                                                                                       $ 16,772,334   $ 14,149,230
                                                                                       =============================

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS AS OF FEBRUARY 29, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                PAY/
                                                                   NOTIONAL  RECEIVE                  PREMIUM
SWAP                                                     BUY/SELL    AMOUNT    FIXED   TERMINATION       PAID/
COUNTERPARTY     REFERENCE ENTITY               CREDIT PROTECTION    (000S)     RATE          DATE  (RECEIVED)       VALUE
----------------------------------------------------------------------------------------------------------------------------
Barclays Bank
plc:
                 Beazer Homes USA, Inc.                      Sell  $    825    2.100%      6/20/08  $       --   $ (22,419)
                 Capmark Financial Group, Inc.               Sell     1,570    1.000       6/20/12          --    (441,610)
                 CDX.NA.IG.9 Index                           Sell    22,280    0.600      12/20/12    (139,226)   (845,486)
                 Countrywide Home Loans, Inc.                Sell     1,980    0.750       9/20/08          --    (120,133)
                 Dillard's, Inc.                             Sell     4,290    1.900      12/20/08          --     (19,704)
                 iStar Financial, Inc.                       Sell     6,305    4.400      12/20/12          --    (297,766)
                 Lehman Brothers Holdings, Inc.              Sell     3,335    0.490       9/20/10          --     (86,113)
                 Merrill Lynch & Co., Inc.                   Sell     6,235    0.680       9/20/08          --       7,538
                 Six Flags, Inc.                             Sell     1,560    8.250      12/20/08          --    (122,753)
                 Toys "R" Us, Inc.                           Sell     1,695    1.450       9/20/08          --     (64,042)
----------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:
                 ArvinMeritor, Inc.                          Sell     2,660    1.550       9/20/08          --     (70,721)
                 CenturyTel, Inc.                             Buy     1,565    1.300       3/20/13          --      11,043
                 CenturyTel, Inc.                             Buy       825    1.740       3/20/13          --          --
                 Freescale Semiconductor, Inc.               Sell     1,555    0.600       3/20/08          --      (1,210)
                 Freescale Semiconductor,Inc.                Sell     1,665    0.750       3/20/08          --        (666)
                 Intelsat Ltd.                               Sell     1,705    3.450       9/20/08          --     (32,225)

                      33 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

                                                                                     PAY/
                                                                        NOTIONAL  RECEIVE                   PREMIUM
SWAP                                                          BUY/SELL    AMOUNT    FIXED   TERMINATION       PAID/
COUNTERPARTY       REFERENCE ENTITY                  CREDIT PROTECTION    (000s)     RATE          DATE  (RECEIVED)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:
Continued
                   iStar Financial, Inc.                          Sell  $    615    4.000%     12/20/12  $       --   $    (39,356)
                   Quebecor World, Inc.                           Sell     1,685    2.600        3/4/08          --       (985,976)
                   Rite Aid Corp.                                 Sell       815    7.500       3/20/09          --        (26,726)
                   Rite Aid Corp.                                 Sell     2,660    0.875       6/20/08          --        (75,616)
                   Saks, Inc.                                     Sell     2,680    2.000       9/20/08          --         13,419
                   The Goodyear Tire & Rubber Co.                 Sell     2,520    1.550       9/20/08          --          5,489
                   TXU Corp.                                      Sell     1,055    5.910      12/20/12          --        (38,397)
                   TXU Corp.                                      Sell     1,000    6.050      12/20/12          --        (31,313)
                   TXU Corp.                                      Sell     1,050    6.000      12/20/12          --        (34,784)
                   Univision Communications, Inc.                 Sell       760    0.750       3/20/08          --         (5,592)
                   Wachovia Corp.                                 Sell     3,525    1.000       3/20/09          --            969
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                   ABX.HE.AA.06-2 Index                           Sell       710    0.170       5/25/46     (85,193)      (398,842)
                   Allied Waste North America, Inc.               Sell       920    2.000       9/20/09          --         (3,202)
                   Allied Waste North America, Inc.               Sell     1,440    2.000       9/20/09          --         (5,011)
                   AMBAC Financial Group, Inc.                    Sell     4,635    4.550       9/20/08          --         31,708
                   AMBAC Financial Group, Inc.                    Sell     3,665    4.550       9/20/08          --         24,559
                   Capital One Bank                               Buy      3,630    1.700      12/20/12          --        272,239
                   Capital One Bank                               Buy      1,930    1.800      12/20/12          --        136,806
                   CDX.NA.IG.9 Index                              Sell    45,060    0.600      12/20/12    (271,541)    (1,747,092)
                   Centex Corp.                                   Sell       310    1.550       9/20/09          --        (18,607)
                   CenturyTel, Inc.                               Buy      1,530    1.300       3/20/13          --         10,796
                   Citigroup, Inc.                                Sell     3,450    5.000      12/20/08          --        (65,640)
                   Countrywide Home Loans, Inc.                   Sell     1,190    3.250       9/20/08          --        (50,607)
                   Dillard's, Inc.                                Sell       720    0.750       9/20/08          --        (16,518)
                   Georgia-Pacific Corp.                          Sell     2,535    1.750       9/20/08          --        (20,052)
                   Intelsat Ltd.                                  Sell       690    2.850       9/20/08          --        (16,089)
                   iStar Financial, Inc.                          Sell     3,030    2.925      12/20/08          --        (86,613)
                   iStar Financial, Inc.                          Sell     1,765    3.000      12/20/08          --        (49,175)
                   iStar Financial, Inc.                          Sell     1,025    4.320      12/20/12          --        (51,526)
                   iStar Financial, Inc.                          Sell       360    4.500      12/20/12          --        (15,632)
                   Lehman Brothers Holdings, Inc.                 Sell     5,220    2.070       3/20/09          --          6,494
                   Lehman Brothers Holdings, Inc.                 Sell     2,985    1.410       9/20/08          --          5,018
                   Levi Strauss & Co.                             Sell     1,545    1.000       9/20/08          --          2,138
                   Levi Strauss & Co.                             Sell     1,155    0.900       9/20/08          --            728
                   MBIA, Inc.                                     Sell     1,680    0.520       9/20/08          --       (136,174)
                   MBIA, Inc.                                     Sell     1,665    0.600       9/20/08          --       (133,989)
                   MBIA, Inc.                                     Sell     3,420    4.900      12/20/12          --       (227,167)
                   Merrill Lynch & Co., Inc.                      Sell     3,615    1.850       6/20/08          --         25,923
                   Owens-Illinois, Inc.                           Sell     1,410    1.250       9/20/08          --          3,033
                   Tenet Healthcare Corp.                         Sell     2,695    1.600       3/20/09          --        (30,206)
                   The Bear Stearns Cos., Inc.                    Sell     6,195    2.350       9/20/08          --          6,034


                      34 | OPPENHEIMER CAPITAL INCOME FUND

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

                                                                                     PAY/
                                                                        NOTIONAL  RECEIVE                   PREMIUM
SWAP                                                          BUY/SELL    AMOUNT    FIXED   TERMINATION       PAID/
COUNTERPARTY       REFERENCE ENTITY                  CREDIT PROTECTION    (000s)     RATE          DATE  (RECEIVED)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Continued
                   Wachovia Corp.                                 Sell  $  7,845    1.000%      3/20/09  $       --   $      2,157
                   Washington Mutual, Inc.                        Sell       745    4.500      12/20/08          --        (12,199)
                   Washington Mutual, Inc.                        Sell     3,670    4.500      12/20/08          --        (60,096)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets
LP:
                   ABX.HE.AA.06-2 Index                           Sell       250    0.170       5/25/46     (20,598)      (141,245)
                   ABX.HE.AA.06-2 Index                           Sell       570    0.170       5/25/46    (225,137)      (322,039)
                   Capmark Financial Group, Inc.                  Sell     1,710    0.950       6/20/12          --       (483,585)
                   Dole Food Co., Inc.                            Sell     2,540    3.880       9/20/08          --       (109,192)
                   First Data Corp.                               Sell     1,690    1.150       9/20/08          --        (17,257)
                   K. Hovnanian Enterprises, Inc.                 Sell       905    6.750       9/20/08          --        (33,255)
                   Quebecor World, Inc.                           Sell       765    3.000        3/4/08          --       (447,363)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                   Amkor Technology, Inc.                         Sell       240    2.650       9/20/08          --          1,372
                   Citigroup, Inc.                                Sell     1,835    1.250       9/20/08          --        (72,027)
                   D.R. Horton, Inc.                              Sell     1,190    4.210      12/20/08          --         10,382
                   First Data Corp.                               Sell     1,900    4.700       3/20/09          --         46,919
                   General Mills, Inc.                            Sell     4,090    0.380      12/20/12          --           (618)
                   iStar Financial, Inc.                          Sell       700    3.950      12/20/12          --        (45,116)
                   Merrill Lynch & Co., Inc.                      Sell     8,260    1.850       6/20/08          --         59,232
                   Morgan Stanley                                 Sell     5,390    1.500       9/20/08          --         26,718
                   Pulte Homes, Inc.                              Sell     2,315    2.750       9/20/09          --        (22,793)
                   R.H. Donnelley Corp.                           Sell     3,925    9.000       3/20/09          --        (33,677)
                   Sara Lee Corp.                                  Buy     2,055    0.419       9/20/12          --            150
                   Six Flags, Inc.                                Sell     1,500   10.850      12/20/08          --        (83,079)
                   Smurfit-Stone Container
                   Enterprises, Inc.                              Sell     2,515    1.450       9/20/08          --          5,689
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special
Financing, Inc.:
                   ABX.HE.AA.06-2 Index                           Sell       350    0.170       5/25/46     (85,730)      (195,664)
                   Ambac Assurance Corp.                          Sell     1,945    4.650       9/20/08          --         14,179
                   Capital One Bank                                Buy     2,155    1.800      12/20/12          --        152,755
                   CenturyTel, Inc.                                Buy     1,840    1.430       3/20/13          --        (2,035)
                   Companhia Vale Do Rio Doce                     Sell     2,630    1.590       3/20/17          --      (189,215)
                   CVRD Inco Ltd.                                 Buy      2,630    0.710       3/20/17          --         83,747
                   D.R. Horton, Inc.                              Sell     2,125    4.200      12/20/08          --         18,330
                   Dillard's, Inc.                                Sell     1,560    2.250      12/20/08          --         25,049
                   Dillard's, Inc.                                Sell     4,530    2.250      12/20/08          --         72,738
                   Dole Food Co., Inc.                            Sell     2,390    3.450       9/20/08          --       (110,177)
                   General Mills, Inc.                            Sell     4,955    0.400      12/20/12          --          3,855
                   Harrah's Operating Co., Inc.                   Sell     4,480    2.600      12/20/08          --       (142,115)
                   Harrah's Operating Co., Inc.                   Sell       855    5.000       3/20/10     (42,750)       (48,903)
                   Levi Strauss & Co.                             Sell     2,200    1.750       9/20/08          --         15,492
                   Morgan Stanley                                 Sell     6,310    0.640       9/20/08          --          2,890
                   Nortel Networks Corp.                          Sell       410    1.850       9/20/08          --          1,248
                   Residential Capital LLC                        Sell     4,410    5.000       6/20/08    (573,300)      (424,948)

                      35 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

                                                                                   PAY/
                                                                      NOTIONAL  RECEIVE                     PREMIUM
SWAP                                                        BUY/SELL    AMOUNT    FIXED   TERMINATION         PAID/
COUNTERPARTY     REFERENCE ENTITY                  CREDIT PROTECTION    (000S)     RATE          DATE    (RECEIVED)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special
Financing,
Inc.:
Continued
                 R.H. Donnelley Corp.                          Sell   $   485    5.000%      3/20/09  $    (48,500)  $     (48,500)
                 Rite Aid Corp.                                Sell     2,250    3.300       9/20/08            --         (77,715)
                 Saks, Inc.                                    Sell     2,300    2.200      12/20/08            --          17,222
                 The Bear Stearns Cos., Inc.                   Sell     6,200    2.100       9/20/08            --          (5,574)
                 Toys "R" Us, Inc.                             Sell     2,200    3.300       9/20/08            --         (53,238)
                 Tribune Co.                                   Sell     2,910    7.350      12/20/08            --        (378,283)
                 Univision Communications, Inc.                Sell       590    3.000      12/20/08            --         (55,731)
                 Univision Communications, Inc.                Sell     5,120    3.000      12/20/08            --        (483,630)
                 Washington Mutual, Inc.                       Sell     1,730    4.400      12/20/08            --         (29,995)
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
& Co.
International
plc:
                 Beazer Homes USA, Inc.                        Sell     1,825    2.150       6/20/08            --         (49,142)
                 Countrywide Home Loans, Inc.                  Sell     4,905    0.420       6/20/09            --        (326,663)
                 Countrywide Home Loans, Inc.                  Sell     1,275    0.750       9/20/08            --         (77,358)
                 First Data Corp.                              Sell       995    1.350       9/20/08            --          (8,670)
                 Ford Motor Co.                                Sell     3,060    7.150      12/20/16            --         (65,102)
                 Ford Motor Co.                                Sell     1,455    7.050      12/20/16            --         (94,341)
                 General Motors Corp.                          Sell     1,525    5.800      12/20/16            --        (169,392)
                 General Motors Corp.                          Sell     1,480    5.750      12/20/16            --        (167,841)
                 Harrah's Operating Co., Inc.                  Sell     1,430    2.200       9/20/08            --         (31,905)
                 Inco Ltd.                                      Buy     1,605    0.700       3/20/17            --          51,593
                 Inco Ltd.                                      Buy     1,615    0.630       3/20/17            --          71,780
                 J.C. Penney Co., Inc.                         Sell     1,540    1.070      12/20/17            --        (108,949)
                 J.C. Penney Co., Inc.                         Sell     1,585    1.300      12/20/17            --         (85,641)
                 K. Hovnanian Enterprises, Inc.                Sell       815    1.850       6/20/08            --         (37,310)
                 K. Hovnanian Enterprises, Inc.                Sell       815    1.850       6/20/08            --         (37,310)
                 Kohl's Corp.                                   Buy     2,310    0.660      12/20/17            --         140,360
                 Kohl's Corp.                                   Buy     2,375    0.870      12/20/17            --         106,493
                 Residential Capital LLC                       Sell     3,845    6.120       9/20/08            --        (660,140)
                 Residential Capital LLC                       Sell       965    5.000       6/20/08      (130,275)        (92,987)
                 Residential Capital LLC                       Sell     1,345    5.000       6/20/08      (195,025)       (129,604)
                 Residential Capital LLC                       Sell     2,475    5.000       6/20/08      (358,875)       (238,491)
                 Sara Lee Corp.                                 Buy     2,645    0.418       9/20/12            --             309
                 Sara Lee Corp.                                 Buy     4,345    0.390       9/20/12            --           5,896
                 Toys "R" Us, Inc.                             Sell     1,000    2.550       9/20/08            --         (29,706)
                 Tribune Co.                                   Sell     1,595    1.000       6/20/08            --        (151,721)
                 Vale Overseas Ltd.                            Sell     1,605    1.170       3/20/17            --        (134,440)
                 Vale Overseas Ltd.                            Sell     1,615    1.100       3/20/17            --        (143,110)
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital
Services, Inc.:
                 ABX.HE.AA.06-2 Index                           Sell       250    0.170       5/25/46       (19,973)       (139,760)
                 ABX.HE.AA.06-2 Index                           Sell       480    0.170       5/25/46       (47,998)       (265,260)
                 Lennar Corp.                                   Sell     1,700    2.900      12/20/08            --         (43,947)
                                                                                                       -----------------------------
                                                                                                       $ (2,244,121)  $ (12,352,315)
                                                                                                       =============================

                      36 | OPPENHEIMER CAPITAL INCOME FUND

--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS AS OF FEBRUARY 29, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

SWAP                            NOTIONAL        PAID BY  RECEIVED BY   TERMINATION
COUNTERPARTY                      AMOUNT       THE FUND     THE FUND          DATE        VALUE
-------------------------------------------------------------------------------------------------
                                            Three-Month
Credit Suisse International  $ 6,910,000  USD BBA LIBOR        5.428%       8/7/17  $   576,011
-------------------------------------------------------------------------------------------------
                                            Three-Month
Deutsche Bank AG               5,830,000  USD BBA LIBOR        5.445        8/8/17      493,125
                                                                                    -------------
                                                                                    $ 1,069,136
                                                                                    =============

Index abbreviation is as follows:

BBA LIBOR British Bankers' Association London-Interbank Offered Rate

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS AS OF FEBRUARY 29, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

SWAP                    NOTIONAL        PAID BY        RECEIVED BY   TERMINATION
COUNTERPARTY              AMOUNT       THE FUND           THE FUND          DATE           VALUE
-------------------------------------------------------------------------------------------------
Barclays Bank plc:
                                   If negative,   If positive, the
                                   the absolute    Total Return of
                                   value of the         the Lehman
                                         Lehman      Brothers U.S.
                                  Brothers U.S.      CMBS AAA 8.5+
                                       CMBS AAA     Index minus 20
                    $ 19,330,000     8.5+ Index       basis points        6/1/08   $   (884,071)
                                   If negative,   If positive, the
                                   the absolute    Total Return of
                                   value of the         the Lehman
                                         Lehman     Brothers U.S.
                                  Brothers U.S.      CMBS AAA 8.5+
                                       CMBS AAA     Index minus 25
                      28,100,000     8.5+ Index       basis points        5/1/08     (1,284,029)
-------------------------------------------------------------------------------------------------
                                   If negative,
                                   the absolute   If positive, the
                                   value of the    Total Return of
                                         Lehman         the Lehman
                                  Brothers U.S.      Brothers U.S.
                                       CMBS AAA           CMBS AAA
Citibank NA           19,200,000          Index              Index        2/1/09       (821,922)
-------------------------------------------------------------------------------------------------
                                   If negative,   If positive, the
                                   the absolute    Total Return of
                                   value of the         the Lehman
                                         Lehman      Brothers U.S.
                                  Brothers U.S.      CMBS AAA 8.5+
Deutsche Bank                          CMBS AAA      Index plus 55
AG                     1,000,000     8.5+ Index       basis points        5/1/08        (63,610)
-------------------------------------------------------------------------------------------------
                                  If negative,
                                   the absolute   If positive, the
                                   value of the    Total Return of
                                         Lehman         the Lehman
Goldman Sachs                     Brothers U.S.      Brothers U.S.
Capital Markets                        CMBS AAA      CMBS AAA 8.5+
LP                    14,500,000     8.5+ Index              Index        3/1/09       (183,478)

                      37 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOOTNOTES TO STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

SWAP                        NOTIONAL           PAID BY        RECEIVED BY   TERMINATION
COUNTERPARTY                  AMOUNT          THE FUND           THE FUND          DATE         VALUE
-------------------------------------------------------------------------------------------------------

Lehman Brothers
Special Financing,
Inc.:
                                                         If positive, the
                                      If negative, the    Total Return of
                                        absolute value         the Lehman
                                         of the Lehman      Brothers U.S.
                                         Brothers U.S.      CMBS AAA 8.5+
                                              CMBS AAA     Index minus 40
                        $ 22,700,000        8.5+ Index       basis points        6/1/08  $ (1,469,693)
                                                         If positive, the
                                      If negative, the    Total Return of
                                        absolute value         the Lehman
                                         of the Lehman      Brothers U.S.
                                         Brothers U.S.      CMBS AAA 8.5+
                                              CMBS AAA     Index minus 30
                           3,600,000        8.5+ Index       basis points        8/1/08      (233,481)
                                                         If positive, the
                                      If negative, the    Total Return of
                                        absolute value         the Lehman
                                         of the Lehman      Brothers U.S.
                                         Brothers U.S.      CMBS AAA 8.5+
                                              CMBS AAA     Index minus 25
                          20,000,000        8.5+ Index       basis points        5/1/08    (1,292,633)
                                                         If positive, the
                                      If negative, the    Total Return of
                                        absolute value         the Lehman
                                         of the Lehman      Brothers U.S.
                                         Brothers U.S.     CMBS AAA Index
                                              CMBS AAA      plus 25 basis
                          19,300,000             Index             points        2/1/09      (825,308)
                                                         If positive, the
                                      If negative, the    Total Return of
                                        absolute value         the Lehman
                                         of the Lehman      Brothers U.S.
                                         Brothers U.S.      CMBS AAA 8.5+
                                              CMBS AAA     Index minus 20
                           9,500,000        8.5+ Index       basis points        5/1/08      (613,644)
                                                         If positive, the
                                      If negative, the    Total Return of
                                        absolute value         the Lehman
                                         of the Lehman      Brothers U.S.
                                         Brothers U.S.      CMBS AAA 8.5+
                                              CMBS AAA     Index minus 15
                          49,500,000        8.5+ Index       basis points        8/1/09    (3,204,801)

                      38 | OPPENHEIMER CAPITAL INCOME FUND

SWAP                        NOTIONAL           PAID BY        RECEIVED BY   TERMINATION
COUNTERPARTY                  AMOUNT          THE FUND           THE FUND          DATE         VALUE
-------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.: Continued
                                                         If positive, the
                                      If negative, the    Total Return of
                                        absolute value         the Lehman
                                         of the Lehman      Brothers U.S.
                                         Brothers U.S.      CMBS AAA 8.5+
                                              CMBS AAA      Index plus 55
                        $ 19,283,000        8.5+ Index       basis points        5/1/08  $ (1,234,723)
                                      If negative, the
                                        absolute value   If positive, the
                                         of the Lehman    Total Return of
                                         Brothers U.S.         the Lehman
                                              CMBS AAA      Brothers U.S.
                           4,560,000             Index     CMBS AAA Index        3/1/09            --
                                                         If positive, the
                                      If negative, the    Total Return of
                                        absolute value         the Lehman
                                         of the Lehman      Brothers U.S.
                                         Brothers U.S.      CMBS AAA 8.5+
                                              CMBS AAA     Index minus 25
                           4,560,000        8.5+ Index       basis points        3/1/08      (294,720)
                                                         If positive, the
                                      If negative, the    Total Return of
                                        absolute value         the Lehman
                                         of the Lehman      Brothers U.S.
                                         Brothers U.S.      CMBS AAA 8.5+
                                              CMBS AAA      Index plus 45
                          25,562,000        8.5+ Index       basis points        5/1/08    (1,638,695)
-------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital
Services, Inc.:
                                                         If positive, the
                                      If negative, the    Total Return of
                                        absolute value         the Lehman
                                         of the Lehman      Brothers U.S.
                                         Brothers U.S.      CMBS AAA 8.5+
                                              CMBS AAA     Index minus 40
                          16,100,000        8.5+ Index       basis points        6/1/08    (1,037,156)
                                                         If positive, the
                                      If negative, the    Total Return of
                                        absolute value         the Lehman
                                         of the Lehman      Brothers U.S.
                                         Brothers U.S.      CMBS AAA 8.5+
                                              CMBS AAA      Index plus 90
                          19,330,000        8.5+ Index       basis points        6/1/08    (1,225,687)

                      39 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOOTNOTES TO STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

TOTAL RETURN SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

SWAP                        NOTIONAL           PAID BY        RECEIVED BY   TERMINATION
COUNTERPARTY                  AMOUNT          THE FUND           THE FUND          DATE          VALUE
--------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.: Continued
                                                         If positive, the
                                      If negative, the    Total Return of
                                        absolute value         the Lehman
                                         of the Lehman      Brothers U.S.
                                         Brothers U.S.      CMBS AAA 8.5+
                                              CMBS AAA     Index minus 25
                        $ 20,000,000        8.5+ Index       basis points        5/1/08  $  (1,286,060)
                                      If negative, the
                                        absolute value   If positive, the
                                         of the Lehman    Total Return of
                                         Brothers U.S.         the Lehman
                                              CMBS AAA      Brothers U.S.
                          36,500,000             Index     CMBS AAA Index        3/1/09       (160,934)
-------------------------------------------------------------------------------------------------------
                                                         If positive, the
                                      If negative, the    Total Return of
                                        absolute value         the Lehman
                                         of the Lehman      Brothers U.S.
                                         Brothers U.S.      CMBS AAA 8.5+
                                              CMBS AAA     Index minus 20
UBS AG                     6,700,000        8.5+ Index       basis points        5/1/08       (426,938)
                                                                                         --------------
                                                                                         $ (18,181,583)
                                                                                         ==============

Abbreviation is as follows:

CMBS Commercial Mortgage Backed Securities

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      40 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

February 29, 2008
-------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------

Investments, at value-see accompanying statement of investments:
Unaffiliated companies (cost $2,777,017,836)                                                $ 2,874,494,384
Affiliated companies (cost $58,628,454)                                                          71,185,035
                                                                                            -----------------

                                                                                              2,945,679,419
-------------------------------------------------------------------------------------------------------------
Cash                                                                                                575,207
-------------------------------------------------------------------------------------------------------------
Swaps, at value (premiums received $1,305,975)                                                    1,635,095
-------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $137,331,067 sold on a when-issued or delayed delivery basis)       140,698,312
Interest, dividends and principal paydowns                                                       24,304,857
Shares of beneficial interest sold                                                                  541,779
Futures margins                                                                                       5,148
Other                                                                                               146,833
                                                                                            -----------------
Total assets                                                                                  3,113,586,650

-------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------

Options written, at value (premiums received $16,772,334)-
see accompanying statement of investments                                                        14,149,230
-------------------------------------------------------------------------------------------------------------
Swaps, at value (premiums received $938,146)                                                     31,099,857
-------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $293,906,379 purchased on a when-issued or delayed
delivery basis)                                                                                 307,475,533
Shares of beneficial interest redeemed                                                            3,928,986
Distribution and service plan fees                                                                  862,596
Transfer and shareholder servicing agent fees                                                       284,659
Shareholder communications                                                                          199,765
Trustees' compensation                                                                               33,073
Dividends                                                                                             1,652
Other                                                                                               413,674
                                                                                            -----------------
Total liabilities                                                                               358,449,025

-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $ 2,755,137,625
                                                                                            =================

-------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                  $       254,867
-------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                    2,621,310,339
-------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                20,821,589
-------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                     27,024,461
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                       85,726,369
                                                                                            -----------------
NET ASSETS                                                                                  $ 2,755,137,625
                                                                                            =================

                      41 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets
of $2,377,480,876 and 219,502,805 shares of beneficial interest outstanding)                     $ 10.83
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)  $ 11.49
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $189,801,853 and 17,751,501 shares
of beneficial interest outstanding)                                                              $ 10.69
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $150,340,216 and 14,120,721 shares
of beneficial interest outstanding)                                                              $ 10.65
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $37,514,680 and 3,492,439 shares
of beneficial interest outstanding)                                                              $ 10.74

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      42 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 29, 2008
--------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------

Interest (net of foreign withholding taxes of $747)                     $ 57,026,591
--------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $55,661)      27,924,944
Affiliated companies                                                       2,798,178
--------------------------------------------------------------------------------------
Fee income                                                                   289,423
--------------------------------------------------------------------------------------
Other income                                                                  54,229
                                                                        --------------
Total investment income                                                   88,093,365

--------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------

Management fees                                                            7,957,588
--------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                    2,739,698
Class B                                                                    1,078,569
Class C                                                                      856,645
Class N                                                                      102,534
--------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                    1,399,589
Class B                                                                      171,322
Class C                                                                      137,000
Class N                                                                       47,195
--------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                      147,939
Class B                                                                       29,205
Class C                                                                       12,908
Class N                                                                        2,754
--------------------------------------------------------------------------------------
Custodian fees and expenses                                                   98,674
--------------------------------------------------------------------------------------
Trustees' compensation                                                        28,119
--------------------------------------------------------------------------------------
Administration service fees                                                      750
--------------------------------------------------------------------------------------
Other                                                                        134,553
                                                                        --------------
Total expenses                                                            14,945,042
Less reduction to custodian expenses                                         (26,249)
Less waivers and reimbursements of expenses                                  (24,664)
                                                                        --------------
Net expenses                                                              14,894,129

--------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     73,199,236

                      43 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF OPERATIONS Unaudited / Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------

Net realized gain (loss) on:
Investments:
   Unaffiliated companies (including premiums on options exercised)     175,021,610
   Affiliated companies                                                 (34,914,635)
Closing and expiration of option contracts written                       (3,359,770)
Closing and expiration of futures contracts                              (2,427,303)
Short positions                                                          (1,181,888)
Swap contracts                                                          (21,628,052)
Increase from payment by affiliate                                              590
                                                                     ----------------

Net realized gain                                                       111,510,552
-------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                            (395,415,471)
Futures contracts                                                           (22,227)
Option contracts written                                                  2,353,090
Swap contracts                                                          (25,223,681)
                                                                     ----------------
Net change in unrealized appreciation                                  (418,308,289)

-------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ (233,598,501)
                                                                     ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      44 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         SIX MONTHS               YEAR
                                                                              ENDED              ENDED
                                                                  FEBRUARY 29, 2008         AUGUST 31,
                                                                        (UNAUDITED)               2007
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------

Net investment income                                             $      73,199,236    $   112,902,168
---------------------------------------------------------------------------------------------------------
Net realized gain                                                       111,510,552        209,279,877
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                  (418,308,289)        (8,530,190)
                                                                  ---------------------------------------
Net increase (decrease) in net assets resulting from operations        (233,598,501)       313,651,855

---------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                                 (70,214,481)       (87,959,430)
Class B                                                                  (4,859,745)        (6,228,396)
Class C                                                                  (3,905,655)        (4,351,749)
Class N                                                                  (1,021,720)        (1,156,756)
                                                                  ---------------------------------------
                                                                        (80,001,601)       (99,696,331)
---------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                (207,021,194)       (10,162,632)
Class B                                                                 (17,190,304)        (1,003,861)
Class C                                                                 (13,819,876)          (663,061)
Class N                                                                  (3,214,999)          (143,710)
                                                                  ---------------------------------------
                                                                       (241,246,373)       (11,973,264)

---------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                  99,869,953        (11,635,942)
Class B                                                                 (11,987,787)       (35,557,029)
Class C                                                                  (2,979,829)        10,405,264
Class N                                                                     316,941          6,641,449
                                                                  ---------------------------------------
                                                                         85,219,278        (30,146,258)

---------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------

Total increase (decrease)                                              (469,627,197)       171,836,002
---------------------------------------------------------------------------------------------------------
Beginning of period                                                   3,224,764,822      3,052,928,820
                                                                  ---------------------------------------
End of period (including accumulated net investment income of
$20,821,589 and $27,623,954, respectively)                        $   2,755,137,625    $ 3,224,764,822
                                                                  =======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      45 | OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                             SIX MONTHS
                                  ENDED
                      FEBRUARY 29, 2008                                                                     YEAR ENDED AUGUST 31,
CLASS A                     (UNAUDITED)                2007                2006            2005            2004              2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value,
beginning of period         $     13.10         $     12.28         $     12.63     $     11.84     $     11.22       $      9.76
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income               .30 1               .47 1               .39 1           .38 1           .46               .54
Net realized and
unrealized gain
(loss)                            (1.22)                .82                 .16            1.28             .69              1.35
                            --------------------------------------------------------------------------------------------------------
Total from
investment
operations                         (.92)               1.29                 .55            1.66            1.15              1.89
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to
shareholders:
Dividends from net
investment income                  (.34)               (.42)               (.37)           (.48)           (.53)             (.43)
Distributions from
net realized gain                 (1.01)               (.05)               (.53)           (.39)             --                --
                            --------------------------------------------------------------------------------------------------------
Total dividends
and/or distributions
to shareholders                   (1.35)               (.47)               (.90)           (.87)           (.53)             (.43)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period               $     10.83         $     13.10         $     12.28     $     12.63     $     11.84       $     11.22
                            ========================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT
NET ASSET VALUE 2                 (7.56)%             10.50%               4.68%          14.40%          10.32%            20.10%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end
of period
(in thousands)              $ 2,377,481         $ 2,754,566         $ 2,594,507     $ 2,670,552     $ 2,379,956       $ 2,130,486
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)              $ 2,612,233         $ 2,809,861         $ 2,608,268     $ 2,565,609     $ 2,356,948       $ 1,900,896
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average
net assets: 3
Net investment
income                             4.94%               3.54%               3.21%           3.09%           3.85%             5.41%
Total expenses                     0.87% 4,5,6         0.88% 4,5,6         0.91%           0.89% 5         0.89% 5,7         0.93% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio
turnover rate                        44% 8               66% 8               66% 8           55% 8           52%              141%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended February 29, 2008     0.87%
      Year Ended August 31, 2007             0.88%

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended February 29, 2008        $ 1,064,805,161     $   954,156,675
Year Ended August 31, 2007                $ 1,266,252,411     $ 1,359,901,233
Year Ended August 31, 2006                $ 2,212,763,141     $ 2,305,352,091
Year Ended August 31, 2005                $ 3,541,353,653     $ 3,677,756,448

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      46 | OPPENHEIMER CAPITAL INCOME FUND

                               SIX MONTHS
                                    ENDED
                        FEBRUARY 29, 2008                                                              YEAR ENDED AUGUST 31,
CLASS B                       (UNAUDITED)               2007              2006          2005           2004            2003
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
DATA
------------------------------------------------------------------------------------------------------------------------------

Net asset value,
beginning of period          $      12.94         $    12.14         $   12.49     $   11.72     $    11.10       $    9.67
------------------------------------------------------------------------------------------------------------------------------
Income (loss)
from investment
operations:
Net investment income                 .25 1              .35 1             .28 1         .28 1          .36             .45
Net realized and
unrealized
gain (loss)                         (1.21)               .81               .16          1.26            .68            1.33
                             -------------------------------------------------------------------------------------------------
Total from
investment operations                (.96)              1.16               .44          1.54           1.04            1.78
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to
shareholders:
Dividends from
net investment income                (.28)              (.31)             (.26)         (.38)          (.42)           (.35)
Distributions from
net realized gain                   (1.01)              (.05)             (.53)         (.39)            --              --
                             -------------------------------------------------------------------------------------------------
Total dividends
and/or distributions
to shareholders                     (1.29)              (.36)             (.79)         (.77)          (.42)           (.35)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                $      10.69         $    12.94         $   12.14     $   12.49     $    11.72       $   11.10
                             =================================================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET
ASSET VALUE 2                       (7.96)%             9.54%             3.84%        13.40%          9.46%          18.94%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
------------------------------------------------------------------------------------------------------------------------------

Net assets, end of
period (in thousands)        $    189,802         $  240,849         $ 258,812     $ 299,093     $  316,568       $ 343,074
------------------------------------------------------------------------------------------------------------------------------

Average net assets
(in thousands)               $    216,536         $  262,574         $ 273,916     $ 304,769     $  349,853       $ 312,457
------------------------------------------------------------------------------------------------------------------------------
Ratios to average
net assets: 3
Net investment income                4.09%              2.70%             2.37%         2.25%          3.00%           4.55%
Total expenses                       1.73% 4,5,6        1.71% 4,5,6       1.74%         1.73% 5        1.76% 5,7       1.81% 5
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                44% 8              66% 8             66% 8         55% 8          52%            141%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

         Six Months Ended February 29, 2008  1.73%
         Year Ended August 31, 2007          1.71%

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS    SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended February 29, 2008         $ 1,064,805,161      $   954,156,675
Year Ended August 31, 2007                 $ 1,266,252,411      $ 1,359,901,233
Year Ended August 31, 2006                 $ 2,212,763,141      $ 2,305,352,091
Year Ended August 31, 2005                 $ 3,541,353,653      $ 3,677,756,448

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      47 | OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                   SIX MONTHS
                                        ENDED
                            FEBRUARY 29, 2008                                                           YEAR ENDED AUGUST 31,
CLASS C                           (UNAUDITED)              2007              2006          2005          2004            2003
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------

Net asset value,
beginning of period                 $   12.89         $   12.10         $   12.46     $   11.69     $   11.09       $   9.66
-------------------------------------------------------------------------------------------------------------------------------
Income (loss)
from investment
operations:
Net investment income                     .25 1             .36 1             .29 1         .28 1         .35            .45
Net realized and
unrealized gain (loss)                  (1.20)              .79               .15          1.26           .69           1.34
                                    -------------------------------------------------------------------------------------------
Total from
investment operations                    (.95)             1.15               .44          1.54          1.04           1.79
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions
to shareholders:
Dividends from net
investment income                        (.28)             (.31)             (.27)         (.38)         (.44)          (.36)
Distributions from
net realized gain                       (1.01)             (.05)             (.53)         (.39)           --             --
                                    -------------------------------------------------------------------------------------------
Total dividends and/or
distributions to
shareholders                            (1.29)             (.36)             (.80)         (.77)         (.44)          (.36)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                       $   10.65         $   12.89         $   12.10     $   12.46     $   11.69       $  11.09
                                    ===========================================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT
NET ASSET VALUE 2                       (7.89)%            9.53%             3.83%        13.52%         9.40%         19.05%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------

Net assets, end of
period (in thousands)               $ 150,340         $ 184,782         $ 163,959     $ 167,013     $ 133,368       $ 93,797
-------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                      $ 171,947         $ 182,640         $ 165,514     $ 150,410     $ 122,458       $ 75,459
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average
net assets: 3
Net investment
income                                   4.09%             2.74%             2.40%         2.27%         3.01%          4.55%
Total expenses                           1.72% 4,5,6       1.69% 4,5,6       1.71%         1.71% 5       1.72% 5,7      1.78% 5
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    44% 8             66% 8             66% 8         55% 8         52%           141%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended February 29, 2008  1.72%
        Year Ended August 31, 2007          1.69%

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS   SALE TRANSACTIONS
---------------------------------------------------------------------------------
Six Months Ended February 29, 2008          $ 1,064,805,161     $   954,156,675
Year Ended August 31, 2007                  $ 1,266,252,411     $ 1,359,901,233
Year Ended August 31, 2006                  $ 2,212,763,141     $ 2,305,352,091
Year Ended August 31, 2005                  $ 3,541,353,653     $ 3,677,756,448

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      48 | OPPENHEIMER CAPITAL INCOME FUND

                                      SIX MONTHS
                                           ENDED
                               FEBRUARY 29, 2008                                                     YEAR ENDED AUGUST 31,
CLASS N                              (UNAUDITED)             2007             2006         2005         2004          2003
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
of period                               $  13.00         $  12.20         $  12.55     $  11.78     $  11.16       $  9.73
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                        .27 1            .42 1            .34 1        .34 1        .39           .46
Net realized and unrealized
gain (loss)                                (1.21)             .80              .16         1.26          .72          1.37
                                        -------------------------------------------------------------------------------------
Total from investment
operations                                  (.94)            1.22              .50         1.60         1.11          1.83
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                      (.31)            (.37)            (.32)        (.44)        (.49)         (.40)
Distributions from net
realized gain                              (1.01)            (.05)            (.53)        (.39)          --            --
                                        -------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders              (1.32)            (.42)            (.85)        (.83)        (.49)         (.40)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,end of period           $  10.74         $  13.00         $  12.20     $  12.55     $  11.78       $ 11.16
                                        =====================================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN,AT NET ASSET
VALUE 2                                    (7.75)%          10.01%            4.32%       13.95%       10.01%        19.45%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------

Net assets,end of period
(in thousands)                          $ 37,515         $ 44,568         $ 35,651     $ 29,444     $ 16,692       $ 9,023
-----------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                          $ 41,193         $ 41,919         $ 32,598     $ 22,974     $ 13,301       $ 5,968
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 3
Net investment income                       4.53%            3.19%            2.82%        2.73%        3.42%         4.92%
Total expenses                              1.28% 4,5,6      1.25% 4,5,6      1.30%        1.24% 5      1.28% 5,7     1.35% 5
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       44% 8            66% 8            66% 8        55% 8        52%          141%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period,with all dividends and distributions reinvested in additional shares on the reinvestment date,and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

                Six Months Ended February 29, 2008  1.28%
                Year Ended August 31, 2007          1.25%

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                           PURCHASE TRANSACTIONS     SALE TRANSACTIONS
------------------------------------------------------------------------------------------
Six Months Ended February 29, 2008                $1,064,805,161        $  954,156,675
Year Ended August 31, 2007                        $1,266,252,411        $1,359,901,233
Year Ended August 31, 2006                        $2,212,763,141        $2,305,352,091
Year Ended August 31, 2005                        $3,541,353,653        $3,677,756,448

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      49 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Capital Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as much current income as is compatible with prudent investment. The Fund has a secondary objective to conserve principal while providing an opportunity for capital appreciation. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets

                      50 | OPPENHEIMER CAPITAL INCOME FUND
are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of February 29, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                               WHEN-ISSUED OR DELAYED
                                          DELIVERY BASIS TRANSACTIONS
            ---------------------------------------------------------
            Purchased securities                       $  293,906,379
            Sold securities                               137,331,067

                      51 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

--------------------------------------------------------------------------------
SECURITIES SOLD SHORT. The Fund may short sale when-issued securities for future settlement. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss for the value of the open short position. The Fund records a realized gain or loss when the short position is closed out.

      As of February 29, 2008, the Fund held no securities sold short.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

                      52 | OPPENHEIMER CAPITAL INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have offbalance sheet market risk. Offbalance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of February 29, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 29, 2008, it is estimated that the Fund will utilize $24,036,359

                      53 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

of capital loss carryforward to offset realized capital gains. During the fiscal year ended August 31, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

      As of August 31, 2007, the Fund had $24,036,359 of straddle losses which were deferred.

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 29, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

          Federal tax cost of securities            $ 2,846,512,328
          Federal tax cost of other investments        (130,772,388)
                                                    ---------------
          Total federal tax cost                    $ 2,715,739,940
                                                    ===============

          Gross unrealized appreciation             $   338,447,331
          Gross unrealized depreciation                (263,587,000)
                                                    ---------------
          Net unrealized appreciation               $    74,860,331
                                                    ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon exdividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

                      54 | OPPENHEIMER CAPITAL INCOME FUND

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                          SIX MONTHS ENDED FEBRUARY 29, 2008          YEAR ENDED AUGUST 31, 2007
                                   SHARES             AMOUNT           SHARES             AMOUNT
-------------------------------------------------------------------------------------------------
CLASS A
Sold                            7,036,200      $  86,617,170       24,786,266      $ 331,214,040
Dividends and/or
distributions reinvested       22,498,158        259,387,255        6,895,270         90,699,242
Redeemed                      (20,281,323)      (246,134,472)     (32,639,197)      (433,549,224)
                              --------------------------------------------------------------------
Net increase (decrease)         9,253,035      $  99,869,953         (957,661)     $ (11,635,942)
                              ====================================================================

--------------------------------------------------------------------------------------------------
CLASS B
Sold                            1,001,977      $  12,090,857        3,288,092      $  43,051,303
Dividends and/or
distributions reinvested        1,843,385         20,971,273          524,751          6,819,291
Redeemed                       (3,703,783)       (45,049,917)      (6,522,576)       (85,427,623)
                              --------------------------------------------------------------------
Net decrease                     (858,421)     $ (11,987,787)      (2,709,733)     $ (35,557,029)
                              ====================================================================

                      55 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                            SIX MONTHS ENDED FEBRUARY 29, 2008        YEAR ENDED AUGUST 31, 2007
                                      SHARES            AMOUNT          SHARES            AMOUNT
-------------------------------------------------------------------------------------------------
CLASS C
Sold                               1,028,390      $ 12,451,786       3,136,488     $ 41,107,707
Dividends and/or
distributions reinvested           1,409,037        15,955,669         341,526        4,431,983
Redeemed                          (2,646,977)      (31,387,284)     (2,698,666)     (35,134,426)
                                  ---------------------------------------------------------------
Net increase (decrease)             (209,550)     $ (2,979,829)        779,348     $ 10,405,264
                                  ===============================================================

-------------------------------------------------------------------------------------------------
CLASS N
Sold                                 483,514      $  5,819,579       1,516,523     $ 20,001,127
Dividends and/or
distributions reinvested             341,315         3,905,200          94,066        1,230,137
Redeemed                            (760,216)       (9,407,838)     (1,105,867)     (14,589,815)
                                  ---------------------------------------------------------------
Net increase                          64,613      $    316,941         504,722     $  6,641,449
                                  ===============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended February 29, 2008, were as follows:

                                                          PURCHASES             SALES
-------------------------------------------------------------------------------------
Investment securities                                $1,207,862,782    $1,528,742,052
U.S. government and government agency obligations         5,148,572         3,641,283
To Be Announced (TBA) mortgage-related securities     1,064,805,161       954,156,675

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

                FEE SCHEDULE
                -----------------------------------
                Up to $100 million            0.75%
                Next $100 million             0.70
                Next $100 million             0.65
                Next $100 million             0.60
                Next $100 million             0.55
                Next $4.5 billion             0.50
                Over $5 billion               0.48

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 29, 2008, the Fund paid $1,794,607 to OFS for services to the Fund.

                      56 | OPPENHEIMER CAPITAL INCOME FUND

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B, Class C and Class N shares were $7,867,890, $4,479,584 and $738,535, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                              CLASS A           CLASS B           CLASS C           CLASS N
                             CLASS A       CONTINGENT        CONTINGENT        CONTINGENT        CONTINGENT
                           FRONT-END         DEFERRED          DEFERRED          DEFERRED          DEFERRED
                       SALES CHARGES    SALES CHARGES     SALES CHARGES     SALES CHARGES     SALES CHARGES
                         RETAINED BY      RETAINED BY       RETAINED BY       RETAINED BY       RETAINED BY
SIX MONTHS ENDED         DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR
-------------------------------------------------------------------------------------------------------------
February 29, 2008         $  297,913        $  55,042        $  141,864         $  10,721            $  967

                      57 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended February 29, 2008, the Manager waived $24,664 for IMMF management fees.

      During the six months ended February 29, 2008, the Manager voluntarily reimbursed the Fund $590 for certain transactions. The payment increased the Fund's total return by less than 0.01%.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures), foreign currencies, individual stocks and various commodities (commodity index futures). The Fund may also buy or write put or call options on these futures contracts.

      Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

      Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

--------------------------------------------------------------------------------
6. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

                      58 | OPPENHEIMER CAPITAL INCOME FUND

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the six months ended February 29, 2008 was as follows:

                                              CALL OPTIONS                       PUT OPTIONS
                                --------------------------        -----------------------------
                                NUMBER OF        AMOUNT OF        NUMBER OF        AMOUNT OF
                                CONTRACTS         PREMIUMS        CONTRACTS         PREMIUMS
-----------------------------------------------------------------------------------------------
Options outstanding as of
August 31, 2007                    40,834     $ 13,543,701           10,316     $  6,014,598
Options written                   127,593       19,756,688           85,367       20,519,609
Options closed or expired        (117,987)     (18,582,167)         (52,813)     (12,147,486)
Options exercised                 (21,740)      (9,323,864)         (14,453)      (3,008,745)
                                 --------------------------------------------------------------
Options outstanding as of
February 29, 2008                  28,700     $  5,394,358           28,417     $ 11,377,976
                                 ==============================================================

--------------------------------------------------------------------------------
7. SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

      Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund

                      59 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. SWAP CONTRACTS Continued

also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

      Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

      Interest rate swap agreements include interest rate risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received.

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

                      60 | OPPENHEIMER CAPITAL INCOME FUND

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of February 29, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
9. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of February 29, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                      61 | OPPENHEIMER CAPITAL INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                      62 | OPPENHEIMER CAPITAL INCOME FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Fund's Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/29/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) (1) Not applicable to semiannual reports.

    (2) Exhibits attached hereto.

    (3) Not applicable.

(b) Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Income Fund

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    04/16/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    04/16/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    04/16/2008